As filed with the Securities and Exchange Commission on March 2, 2005

                           1933 Act File No. 333-88715
                           1940 Act File No. 811-9613

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
                                    Pre-Effective Amendment No:              [ ]
                                    Post-Effective Amendment No: 8           [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
                                    Amendment No: 9

                        LEGG MASON INVESTMENT TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                                     Copies to:

RICHARD M. WACHTERMAN, ESQ.                     ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated            Kirkpatrick & Lockhart Nicholson
100 Light Street                                Graham LLP
Baltimore, Maryland 21202                       1800 Massachusetts Avenue, N.W.
                                                Second Floor
(Name and address of agent for service)         Washington, D.C. 20036-1221


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to Rule 485(b)
[ ] on , pursuant to Rule 485(b)
[ ] 60 days after filing pursuant to Rule 485(a)(1)
[X] on April 30, 2005, pursuant to Rule 485(a)(1)
[ ] 75 days after filing pursuant to Rule 485(a)(2i)
[ ] on , pursuant to Rule 485(a)(2)

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        Legg Mason Investment Trust, Inc.

                       Contents of Registration Statement


This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Legg Mason Opportunity Trust
Part A - Primary Class Prospectus

Legg Mason Opportunity Trust
Part A - Institutional Class and Financial Intermediary Class Prospectus

Legg Mason Opportunity Trust
Part B - Statement of Additional Information
Primary Class, Institutional Class and Financial Intermediary Class Shares

Part C - Other Information

Signature Page

Legg Mason Opportunity Trust
--------------------------------------------------------------------------------










                      PRIMARY CLASS PROSPECTUS May 1, 2005




                                      logo


The shares offered by this Prospectus are subject to various fees and expenses, including distribution and service (12b-1) fees. See "Fees and Expenses of the Fund" on page 7 and "Distribution Plan" on page 9.




     As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this Prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

T A B L E  O F  C O N T E N T S
--------------------------------------------------------------------------------



About the fund:

         1        Investment objective and policies

         2        Principal risks

         6        Performance

         7        Fees and expenses of the fund

         9        Distribution plan

         10       Management




About your investment:
--------------------------------------------------------------------------------


         11       How to invest

         13       How to redeem your shares

         15       Account policies

         17       Services for investors

         18       Distributions and taxes

         19       Financial highlights

[icon] INVESTMENT OBJECTIVE AND POLICIES

     Investment Objective: Long-term growth of capital.

Principal Investment Strategies:


     The fund invests in securities, derivatives and other instruments that, in the adviser's opinion, offer the opportunity for long-term capital appreciation.

     The fund's adviser exercises a flexible strategy in the selection of investments, not limited by investment style or asset class. The fund may invest in the common stock of U.S. and foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock; securities issued by investment companies, including open-end mutual funds, closed-end funds, unit investment trusts, private investment companies, and foreign investment companies; securities issued by exchange traded funds; real estate investment trusts and other issuers that invest, deal or otherwise engage in transactions in real estate; debt securities; options, futures, forward contracts, swaps, caps, floors, collars, indexed securities, and other derivatives; currencies, including currency related derivatives; commodity-linked derivatives; and other instruments. Further, the fund may sell securities and other instruments short. The fund may also borrow money for investment purposes, in amounts up to 10% of the fund's net assets, a practice known as "leveraging." Although the fund's adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the fund, such securities may include investments rated below investment grade, commonly referred to as junk bonds.

     The fund's adviser may decide to sell investments given a variety of circumstances, such as when an investment no longer appears to the adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the adviser believes is more compelling or to realize gains or limit losses.


     When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market, economic or other situations, the fund may invest without limit in cash, money market instruments, bonds or other debt securities. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

                                  * * * * *

     The fund's investment objective is non-fundamental and may be changed by the fund's Board of Directors without shareholder approval.

[icon] PRINCIPAL RISKS

In General:


     There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's flexible investment strategy may make it more difficult for an investor to evaluate the future risk profile of an investment in the fund because of the adviser's ability to significantly change the composition of the fund's investments. Additionally, the fund's use of specialized investment strategies such as short sales, options, futures, other derivatives and borrowing for investment purposes creates additional risks not found in mutual funds which do not engage in these strategies.


Equity Securities:

     Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The fund may experience a substantial or complete loss on an individual stock.

     It is anticipated that some of the portfolio securities may not be widely traded, and that the fund's position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the fund to dispose of such securities quickly at prevailing market prices.

     The adviser may at times emphasize a value approach to investing, and may at other times emphasize a growth approach:


         The value approach to investing involves the risk that value stocks may remain undervalued. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on "growth" stocks. Moreover, at different times, the value approach may favor certain industries or sectors over others, making fund performance especially subject to the performance of the specific industries and sectors that are selected by the adviser.

         The growth approach to investing involves the risk that growth stocks may react with greater volatility to negative forecasts concerning particular stocks, industries, sectors or the economy in general. Growth stocks as a group may be out of favor for a long period of time, while the market concentrates on "value" stocks.


Company Risk:

     The fund invests in securities that often involve certain special circumstances which the adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns. There is always a risk that the adviser will not properly assess the potential for an issuer's future growth, or that an issuer will not realize that potential. Additionally, investments in securities of companies being restructured involve special risks, including difficulty in obtaining information as to the financial condition of such issuers and the fact that the market prices of such securities are subject to above-average price volatility.

Small and Mid-Sized Company Securities:


     Investing in the securities of smaller companies involves special risks. Small companies may have limited product lines, operating histories, markets or financial resources, or they may be dependent upon a limited management group. Among other things, the prices of securities of small and mid-sized companies generally are more volatile than those of larger companies, the securities of small companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions.

Small-sized companies may also be undervalued because few, if any, investment researchers follow them.

Investment Company Securities and Exchange Traded Funds:

     Investing in securities issued by investment companies and exchange traded funds (ETFs) involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. In addition, these investments typically result in additional costs, including management and/or advisory fees, operating expenses and transaction charges.

Real Estate Investment Trusts:

     Investments in real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein expose the fund to risks similar to investing directly in real estate and the value of these investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exposure to Foreign Markets:

     Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant additional risks. These risks can include political and economic instability, foreign taxation, different or lower standards in accounting, auditing and financial reporting, less-developed securities regulation and trading systems, fluctuations in foreign currency exchange rates, and the risk that a country may impose controls on the exchange or repatriation of foreign currency. Many of these risks are greater when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

Debt Securities:

     Debt securities are subject to interest rate risk, which is the possibility that the rates of interest income generated by the fund's fixed-income investments may decline due to a decrease in market interest rates and the market prices of the fund's fixed-income investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater the effect on its value when rates increase.

     Debt securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not absolute guarantees as to quality.


     Debt securities rated BBB/Baa or better, and unrated securities considered by the fund's adviser to be of equivalent quality, are considered investment grade. Debt securities rated below BBB/Baa, commonly known as "junk bonds," which the fund may purchase from time to time, are deemed by the ratings agencies to be speculative and may involve major risk or exposure to adverse conditions. Those in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities.


     Securities rated below BBB/Baa may be less liquid than higher-rated securities, which means the fund may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price for purposes of valuing shares of the fund. Moody's Investors Service, Inc. considers debt securities rated in the lowest investment grade category (Baa) to have speculative characteristics.

Convertible Securities:

     A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt.

     The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchange for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Options, Futures and Other Derivatives:

     Investments in derivatives such as options, futures, forward contracts, swap agreements, caps, floors, collars, and indexed securities create risks in addition to those associated with direct investments in the securities or other assets underlying the derivatives. These risks may cause the fund to experience higher losses than a fund that does not use derivatives.

Commodity-Linked Derivatives:

     Investments in commodity-linked derivatives entail significant risk including risk of loss of a significant portion of their principal value. The performance of these investments is linked to the underlying commodity prices, thus these investments are subject to the movements of prices in the potentially volatile commodity markets. These investments may also create leverage and as a result they may increase or decrease in value more quickly than the underlying asset.


Non-Diversification Risk:

     The fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940, as amended. When the fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

Short Sales:


     A short sale involves the sale by the fund of a security or other asset that it does not own, i.e., that is borrowed from a third party, with the hope of purchasing the same asset at a later date at a lower price. The fund may suffer significant losses if assets that the fund sells short appreciate rather than depreciate in value. While th possible loss on a security which is purchased is limited to the price paid for a security, there is no limit on the amount of loss on a security which is sold short. Such transactions may also involve the cost of borrowing the security and the creation of leverage.

Leveraging:

     The fund may borrow money for investment purposes, also known as "leveraging." Leverage is the ability to get a return on a capital base that is larger than the fund's net assets. Use of leverage can magnify the effects of changes in the value of the fund's investments and makes such investments more volatile. Leveraging could cause investors to lose more money in adverse environments. For example, if the fund borrows money to buy securities and the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the fund's shares will decrease faster than if the fund had not used leverage. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. The fund will also incur interest expense on any money borrowed. Short sales also create leverage.

Portfolio disclosure policy:


     A description of the fund's policies and procedures with respect to the disclosure of its portfolio securities holdings is available in the fund's Statement of Additional Information. The fund's complete portfolio holdings are available on the Legg Mason Funds' website at http://www.leggmason.com/funds/ourfunds/whats_new/portfolioholdings.asp approximately on the next to last business day of the month following each quarter-end and partial information concerning the fund's portfolio holdings (such as top ten holdings) is available on the Legg Mason Funds' website in fact sheets and other formats on a quarterly basis approximately on the 10th business day of the month following each quarter-end. Such information will remain available until the next quarter's holdings are posted.

[icon]  PERFORMANCE

     The information below provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Annual returns assume reinvestment of all distributions. Historical performance of the fund, whether before or after taxes, does not necessarily indicate what will happen in the future.

Year-by-year total return as of December 31 of each year (before taxes) (%):
-------------------------- ------------------------- ----------------------- ----------------------- -----------------------
          2000                       2001                     2002                    2003                    2004
-------------------------- ------------------------- ----------------------- ----------------------- -----------------------
-------------------------- ------------------------- ----------------------- ----------------------- -----------------------
         (1.68)                      1.94                   (15.52)                  67.95                   13.80
-------------------------- ------------------------- ----------------------- ----------------------- -----------------------

----------------------------------------------------------------------------------------------------------------------------

During the past five calendar years:
---------------------------------------- -------------------------------------- --------------------------------------
                                                     Quarter Ended                          Total Return
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Best quarter:                                    June 30, 2003                                  38.29%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Worst quarter:                                   September 30, 2001                            (29.49)%
---------------------------------------- -------------------------------------- --------------------------------------

Average Annual Total Returns

For the periods ended December 31, 2004:

---------------------------------------- ------------------------ ----------------------------- ----------------------------
Opportunity Trust - Primary Class                1 Year                     5 Years                    Life of Fund
---------------------------------------- ------------------------ ----------------------------- ----------------------------
---------------------------------------- ------------------------ ----------------------------- ----------------------------
Return Before Taxes                              13.80%                      10.11%                      10.10%(a)
---------------------------------------- ------------------------ ----------------------------- ----------------------------
---------------------------------------- ------------------------ ----------------------------- ----------------------------
Return After Taxes on Distributions              13.80%                      9.85%                       9.84%(a)
---------------------------------------- ------------------------ ----------------------------- ----------------------------
---------------------------------------- ------------------------ ----------------------------- ----------------------------
Return After Taxes on Distributions               8.97%                                                  8.62%(a)
and Sale of Fund Shares                                                      8.63%
---------------------------------------- ------------------------ ----------------------------- ----------------------------
---------------------------------------- ------------------------ ----------------------------- ----------------------------
Standard & Poor's 500 Index (reflects             ____%                      ____%                        ____%(b)
no deduction for fees, expenses or
taxes) (c)
---------------------------------------- ------------------------ ----------------------------- ----------------------------


(a)      December 30, 1999 (commencement of operations) to December 31, 2004.
(b)      December 31, 1999 to December 31, 2004.
(c) The Standard & Poor's 500 Index is a market capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U. S. stock market.


     After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

[icon]  FEES AND EXPENSES OF THE FUND

     The tables below describe the fees and expenses you may incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets thereby lowering the fund's share price and dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees. The Primary Class has no initial sales charge, but it is subject to a deferred sales charge and 12b-1 fees.

Shareholder Fees
(fees paid directly from your investment)
------------------------------------------------- ---------------------------------
                              Primary Class Shares
------------------------------------------------- ---------------------------------
------------------------------------------------- ---------------------------------
Maximum Deferred Sales Charge (Load) (as a % of
net asset value)                                              1.00%(a)
------------------------------------------------- ---------------------------------


Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------- -----------------------------
                                                    Primary Class Shares
--------------------------------------------------- -----------------------------
--------------------------------------------------- -----------------------------
Management Fees                                                  ____%
--------------------------------------------------- -----------------------------
--------------------------------------------------- -----------------------------
Distribution and/or Service (12b-1) Fees                         1.00%
--------------------------------------------------- -----------------------------
--------------------------------------------------- -----------------------------
Other Expenses                                                   ____%
--------------------------------------------------- -----------------------------
--------------------------------------------------- -----------------------------
Total Annual Fund Operating Expenses (b)                         ____%
--------------------------------------------------- -----------------------------

  (a)Applies only to shares redeemed within 12 months of purchase. This deferred sales charge is not applicable where the shareholder's broker-dealer of record notifies the distributor prior to the time of investment that the broker-dealer waives the compensation otherwise payable to it. This fee will not be charged to Legg Mason customers.
  (b)[The manager has contractually agreed to waive fees and reimburse other expenses so that Primary Class operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of [1.99%] of average daily net assets until [April 30, 2006]. The fund has agreed to pay the manager for waived fees and reimbursed expenses provided that payment does not cause the Primary Class shares annual operating expenses to exceed [1.99%] of its average net assets and the payment is made within three years after the year in which the manager earned the fee or incurred the expense.]

Example:


     This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above [(including the effect of any contractually agreed to fee waiver, for the specified period)], and (3) you redeem all of your shares at the end of the time periods shown.


---------------------------------------------- --------------- --------------- ----------------- -----------------
Opportunity Trust - Primary Class                      1 Year         3 Years           5 Years          10 Years
---------------------------------------------- --------------- --------------- ----------------- -----------------
---------------------------------------------- --------------- --------------- ----------------- -----------------
   Assuming redemption within the first year             $___            $___             $____             $____
   after purchase
---------------------------------------------- --------------- --------------- ----------------- -----------------
---------------------------------------------- --------------- --------------- ----------------- -----------------
   Assuming no redemption within the first               $___            $___             $____             $____
   year after purchase
---------------------------------------------- --------------- --------------- ----------------- -----------------

[icon] DISTRIBUTION PLAN



Distributor of the fund's shares:

     Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares.

     The fund has adopted a plan under Rule 12b-1 that allows it to pay fees for the sale of its Primary Class shares and for services provided to Primary Class shareholders. The fees are calculated daily and paid monthly.

     Under the plan, the fund may pay Legg Mason an annual distribution fee equal to 0.75% of the fund's average daily net assets attributable to Primary Class shares and an annual service fee equal to 0.25% of its average daily net assets attributable to Primary Class shares.

     Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Legg Mason may enter into agreements with other brokers to sell Primary Class shares of the fund. Legg Mason pays these brokers up to 90% of the distribution and service fee that it receives from the fund for those sales and for services to the investors who hold them. Legg Mason may also enter into agreements with and make payments to brokers or other entities that support the distribution of fund shares or are engaged in the servicing or maintenance of shareholder accounts including, but not limited to, providing sub-accounting and recordkeeping services.

[icon] MANAGEMENT

Manager and advisers:

     LMM LLC ("LMM") provides the fund with investment advisory and management services and is responsible for overseeing the fund's relationship with outside service providers, such as the sub-adviser, administrator, custodian, transfer agent, accountants, and lawyers. Under its advisory and management agreement with LMM, the fund pays LMM a fee calculated daily and paid monthly of 1.00% of its average daily net assets up to $100 million and 0.75% of its average daily net assets in excess of $100 million.


     LMM has delegated certain advisory responsibilities to Legg Mason Capital Management, Inc. ("LMCM" or "adviser") and certain administrative responsibilities to Legg Mason Fund Adviser, Inc. ("LMFA"). Prior to April 1, 2005, Legg Mason Funds Management, Inc. ("LMFM") acted in the capacity in which LMCM currently acts. LMM pays LMCM a fee calculated daily and payable monthly of 0.10% of the average daily net assets of the fund up to $100 million and 0.05% of the average daily net assets of the fund in excess of $100 million. LMM pays LMFA a fee calculated daily and payable monthly of 0.05% of the average daily net assets of the fund. LMFA has agreed to waive all fees payable to it under the agreement with LMM indefinitely.

     For its services during the fiscal year ended December 31, 2004, the fund paid LMM a fee equal to ___% of its average daily net assets. LMM, in turn, paid LMFM a fee equal to ___% of the fund's average daily net assets.

     LMM, LMCM, and LMFA are each located at 100 Light Street, Baltimore, Maryland 21202.


Portfolio management:


     Bill Miller, CFA, has been responsible for the day-to-day management of the fund since its inception. Mr. Miller has been employed by one or more subsidiaries of Legg Mason, Inc. since 1981. He currently serves as Managing Member of LMM LLC, the investment manager for the fund and as Chief Executive Officer & Chief Investment Officer for Legg Mason Funds Management, Inc. and Legg Mason Capital Management, Inc.

     The fund's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.


     LMCM, LMFM, LMFA and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] HOW TO INVEST

     To open a regular, retirement or Coverdell Education Savings Account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS"), or another entity that has entered into an agreement with the fund's distributor to sell shares of the fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100.

     Retirement accounts include traditional IRAs, spousal IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. Contact your Legg Mason Financial Advisor, FIS, or other entity offering the fund's shares to discuss which type of account might be appropriate for you. To view additional information regarding each type of account, visit www.leggmasonfunds.com.

     Certain investment methods (for example, through certain retirement plans) may be subject to lower minimum initial and/or additional investment amounts. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of the fund. Contact your financial adviser or FIS with any questions regarding your investment options.


Once your account is open, you may use the following methods to purchase additional shares of the fund:

------------------------- --------------------------------------------------------------------------------
In Person                 If your account is through Legg Mason, give
                          your Legg Mason Financial Advisor a check for $100 or
                          more payable to Legg Mason Wood Walker, Incorporated.
                          If your account is through another entity, provide
                          payment to that entity in accordance with its
                          instructions.
------------------------- --------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------
Mail                      If your account is through Legg Mason, mail your
                          check, payable to Legg Mason Wood Walker,
                          Incorporated, for $100 or more to your Legg Mason
                          Financial Advisor or to Legg Mason Funds Investor
                          Services at P.O. Box 17023, Baltimore, MD 21297-0356.
                          If your account is through another entity, mail
                          payment to that entity in accordance with its
                          instructions.
------------------------- --------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------
Telephone                 If your account is through Legg Mason,
or Wire                   including FIS, call your Legg Mason Financial Advisor
                          or FIS at 1-800-822-5544 to transfer available cash
                          balances in your brokerage account or arrange with
                          your bank to transfer money directly from your bank.
                          If your account is through another entity, contact
                          that entity in accordance with its instructions. Wire
                          transfers may be subject to a service charge by your
                          bank.
------------------------- --------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------
Internet                  FIS clients may purchase shares of the
or TeleFund               fund through Legg Mason's Internet site at
                          www.leggmasonfunds.com or through TeleFund, the
                          automated telephone account management service, at
                          1-877-6-LMFUNDS (1-877-656-3863).
------------------------- --------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------
Automatic                 Arrangements may be made with some
Investments               employers and financial institutions for regular
                          automatic monthly investments of $50 or more in shares
                          of the fund. You may also reinvest dividends from
                          certain unit investment trusts or other Legg Mason
                          funds in shares of the fund.
------------------------- --------------------------------------------------------------------------------



                                       11

------------------------- --------------------------------------------------------------------------------
Future First (R)            Contact a Legg Mason Financial Advisor or FIS to enroll in Legg Mason's Future
Systematic Investment     First(R) Systematic Investment Plan.  This plan allows you to automatically
Plan                      invest a specific dollar amount at regular intervals (minimum of $50 per month per fund). The transfer agent will transfer money
                          directly from your checking or savings account, your
                          Legg Mason brokerage account, or another Legg Mason
                          fund to purchase shares of the fund.
------------------------- --------------------------------------------------------------------------------


     Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

     Purchase orders received by your Legg Mason Financial Advisor, FIS or other authorized entity before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m., Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Payment must be made within three business days to Legg Mason.


     If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be cancelled and you may be liable for any loss to the fund. The fund and its agents have the right to reject or cancel any purchase due to nonpayment.


     The fund also offers Institutional Class and Financial Intermediary Class shares. These classes of shares are offered through a separate prospectus only to certain investors. Institutional Class shares are not subject to a Rule 12b-1 fee and Financial Intermediary Class shares have a Rule 12b-1 fee of 0.25%.

[icon]  HOW TO REDEEM YOUR SHARES

You may use any of the following methods to redeem shares of the fund:


------------------ ---------------------------------------------------------------------------------------------
Telephone
                        Call your Legg Mason Financial Advisor or FIS at
                   1-800-822-5544 or other entity through which you hold shares to request a redemption. Please have the following
                   information ready when you call: the name of the fund, dollar amount (or number of shares) to be redeemed and your
                   shareholder account number.

                   Proceeds will be credited to your brokerage account or a
                   check will be sent to you by Legg Mason or the entity through which you hold shares at your direction. Wire requests to
                   Legg Mason will be subject to a fee. For wire transfers, be sure that Legg Mason or the entity through which you hold
                   shares has your bank account information on file.
------------------ ---------------------------------------------------------------------------------------------
------------------ ---------------------------------------------------------------------------------------------
Internet or        FIS clients may request a redemption  of fund shares  through Legg Mason's  Internet site at
TeleFund           www.leggmasonfunds.com  or through TeleFund at 1-877-6-LMFUNDS  (1-877-656-3863).  Proceeds
                   will be credited to your brokerage account or a check will be sent to you by Legg Mason at your direction.
------------------ ---------------------------------------------------------------------------------------------
------------------ ---------------------------------------------------------------------------------------------
Mail               Send a letter to your Legg Mason Financial Advisor, to Legg Mason Funds Investor Services
                   at P.O. Box 17023, Baltimore, MD 21297-0356, or the entity through which you hold shares requesting redemption of your shares.  The letter should be signed by all of the owners of the account.  Redemption requests for shares valued at $10,000 or more or when the proceeds are to be paid to someone other than the accountholder(s) may require a signature guarantee. (See "ACCOUNT POLICIES - Signature Guarantee.")  Proceeds will be credited to your brokerage account or a check will be sent to you by Legg Mason or the entity through which you hold shares, at your direction.  Wire requests to Legg Mason will be subject to a fee.  For wire transfers, be sure that Legg Mason or the entity through which you hold shares has your bank account information on file.
------------------ ---------------------------------------------------------------------------------------------

     Legg Mason will follow reasonable procedures to ensure the validity of any telephone or Internet redemption requests, such as requesting identifying information from users or employing identification numbers. Legg Mason will not be responsible for any account losses due to fraudulent telephone or Internet orders that Legg Mason reasonably believes to be genuine.

     Fund shares will be redeemed at the next net asset value calculated after your redemption request is received in proper form by the fund from your Legg Mason Financial Advisor, FIS or another authorized entity offering shares of the fund.

     Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid on such shares by the fund may be delayed for up to ten days from the purchase date until the check or automatic investment has cleared.

     Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.

     Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

     The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive and may receive illiquid securities.

Maximum Deferred Sales Charge

     The fund may impose, on certain accounts, a 1% redemption fee on all redemptions of fund shares redeemed within 12 months of purchase. The fund will use the "first-in, first-out" method to determine the holding period of shares -- that is, the fund will assume that the oldest shares are redeemed first. The fee will not apply to any shares purchased through reinvestment of dividends or other distributions or to shares held in retirement plans; however, it will apply to shares held in IRAs (including IRA-based plans).

[icon]  ACCOUNT POLICIES

Calculation of net asset value:

     Net asset value per Primary Class share is determined daily as of the close of regular trading on the Exchange on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the fund's Primary Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class.


     The fund's securities are generally valued on the basis of closing market prices or market quotations. When closing market prices or market quotations are not available (such as when trading in a security is halted or when the principal exchange on which a security is traded closes early) or are considered by the adviser to be unreliable, the fund's securities are valued at fair value as determined under policies approved by the Board of Directors. Where a security is traded on more than one market, which may include foreign markets, the security generally is valued on the market considered by the adviser to be the primary market. The fund values its foreign securities in U.S. dollars on the basis of foreign currency exchange rates prior to the close of trading on the Exchange, generally, 2:00 p.m., Eastern time. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Fair value methods are necessarily estimates, and the use of fair value prices may cause the net asset value of the fund's shares to differ from the net asset value that would be calculated using other methods of valuation.


     To the extent that the fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares

Signature guarantee:

     When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an "Eligible Guarantor Institution"). The fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The fund may change the signature guarantee requirements from time to time without prior notice to shareholders.


Other:

     Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

     If your account falls below $500, the fund may ask you to increase your balance. If after 60 days your account is still below $500, the fund may close your account and send you the proceeds. The fund will not require you to redeem accounts that fall below $500 solely as a result of a reduction in the fund's net asset value.

     The fund will not accept cash, money orders, traveler's checks, or credit card convenience checks. Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover. The fund will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

     Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

     The fund reserves the right to:

o        suspend the offering of shares for a period of time;
o        change its minimum investment amounts; and
o delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC") or the Investment Company Act of 1940, as amended.


Frequent Trading of Fund Shares:

     Frequent trading in the fund's shares increases the fund's administrative costs associated with processing shareholder transactions. In addition, frequent trading may potentially interfere with the efficient management of the fund's portfolio and increase the fund's costs associated with trading the fund's portfolio securities. Under certain circumstances, frequent trading may also dilute the returns earned on shares held by the fund's other shareholders.

     The fund reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason. In particular, the fund's Board of Directors has determined that the fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. The fund does not therefore accommodate frequent purchases and redemptions of fund shares, and has adopted a policy intended to deter frequent trading in the fund's shares.

     Under the fund's frequent trading policy, the fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever the fund detects a pattern of excessive trading. The policy provides that the fund will use its best efforts to restrict a shareholder's trading privileges in the Legg Mason Funds if that shareholder has engaged in four or more "Round Trips" during any rolling 12-month period. However, the fund has the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the frequent trading policy. Examples of the types of actions the fund may take to deter excessive trading in a shareholder account include restricting the shareholder from purchasing additional shares in the fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the fund.

     A "Round Trip" is defined as a purchase (including subscriptions and exchanges) into the fund followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the fund within 30 days of such purchase. Purchases and sales of fund shares pursuant to the Automatic Investment Plan and Systematic Investment Plan are not considered in determining Round Trips.

     With respect to accounts where shareholder transactions are processed or records are kept by third-party intermediaries, the fund uses reasonable efforts to monitor such accounts to detect suspicious trading patterns. For any such account that is so identified, the fund will make such further inquiries and take such other actions as shall be considered necessary or appropriate to enforce the fund's frequent trading policy against the shareholder(s) trading through such account and, if necessary, the third-party intermediary maintaining such account. The fund may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the fund that provide a substantially similar level of protection against excessive trading.

     Although the fund will monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

[icon]  SERVICES FOR INVESTORS

     For further information regarding any of the services below, please contact your Legg Mason Financial Advisor, FIS or other entity offering shares of the fund for sale.

Confirmations and account statements:


     You will receive a confirmation from Legg Mason or the entity through which you invest after each transaction involving Primary Class shares (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First(R) Systematic Investment Plan, or other automatic investment arrangement, and withdrawals made through the Systematic Withdrawal
Plan). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. If there has been no monthly activity in your account, you will receive a quarterly statement.


Systematic withdrawal plan:


     If you are purchasing or already own shares of the fund with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. Ordinarily, you should not purchase additional shares of the fund when you are a participant in the plan, because there are tax disadvantages associated with such purchases and withdrawals.


Exchange privilege:

     Primary Class shares of the fund may be exchanged for Primary Class shares of any of the other Legg Mason funds and for Consultant Class shares of The Royce Funds (except Royce TrustShares Fund), provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by telephone. FIS clients may also request an exchange through TeleFund or the Internet at www.leggmasonfunds.com. Be sure to read the current prospectus for any fund into which you are exchanging.


     There is currently no fee for exchanges. An exchange of the fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.


     The fund reserves the right to terminate or modify the exchange privilege after 60 days' written notice to shareholders.


Mailing of reports and prospectuses:

        If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you do not want your mailings to be consolidated in that way, please call FIS at 1-800-822-5544 or write to us at Legg Mason Funds Investor Services, 100 Light Street, P.O. Box 17023, Baltimore, MD 21297-0356 and we will send separate reports and prospectuses to each account holder living in your household.

[icon] DISTRIBUTIONS AND TAXES

     The fund declares and pays any dividends from its net investment income annually.

     The fund distributes substantially all of its net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), the excess of net short-term capital gain over net long-term capital loss and net realized gain from foreign currency transactions, if any, annually in December. A second distribution may be necessary in some years.


     Your dividends and other distributions will be automatically reinvested in additional Primary Class shares of the fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify your Legg Mason Financial Advisor or FIS at least ten days before the next distribution is to be paid. If your account has a minimum balance of $10,000, you may request that your dividends and/or other distributions be invested in Primary Class shares of another eligible Legg Mason fund or Consultant Class shares of The Royce Funds (except Royce TrustShares Fund), provided these funds are available for sale in your state.


     If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


     Fund dividends and other distributions are taxable to you (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional Primary Class shares of the fund. Dividends from the fund's investment company taxable income (which includes net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) are taxable as ordinary income; except that the part of the dividends that is "qualified dividend income" (i.e., dividends on stock of most U.S. corporations and certain foreign corporations with respect to which a fund satisfies certain holding period, debt-financing and other restrictions), if any, is subject to a maximum federal income tax rate of 15% for individual shareholders who satisfy those restrictions with respect to their shares on which the fund dividends are paid. Distributions of the fund's net capital gain are taxable as long-term capital gain (also at a maximum 15% rate for individual shareholders), regardless of how long you have held your fund shares. A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

     The fund's dividend and interest income on, and gains it realizes from disposition of, foreign securities, if any, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions.


     The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

     As required by law, the fund will withhold 28% of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund is also required to withhold 28% of all dividends and capital gain distributions payable to those shareholders who are otherwise subject to backup withholding.

     Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon] FINANCIAL HIGHLIGHTS









                                [TO BE INSERTED]

--------------------------------------------------------------------------------
Legg Mason Opportunity Trust
--------------------------------------------------------------------------------

     The following additional information about the fund is available upon request and without charge:


     Statement of Additional Information (SAI) - The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this Prospectus. The SAI provides further information and additional details about the fund and its policies. The fund's SAI is available free of charge at http://www.leggmason.com/funds/ourfunds/prosp.asp.

     Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund's annual and semi-annual reports are available free of charge at http://www.leggmason.com/funds/ourfunds/prosp.asp.


To request the SAI or any reports to shareholders,or to obtain more information:
o        call toll-free 1-800-822-5544
o        visit us on the Internet via www.leggmasonfunds.com
o        write to us at:            Legg Mason Funds Investor Services
                                    100 Light Street, P.O. Box 17023
                                    Baltimore, Maryland 21297-0356

     Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



LMF-077                                                SEC File Number: 811-9613

Legg Mason Opportunity Trust













                        INSTITUTIONAL CLASS AND FINANCIAL
                          INTERMEDIARY CLASS PROSPECTUS


                                   May 1, 2005


                                      logo










     As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this Prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


About the fund:

          1       Investment objective and policies

          2       Principal risks

          6       Performance

          8       Fees and expenses of the fund

          9       Management


About your investment:
--------------------------------------------------------------------------------

         10       How to invest

         14       How to redeem your shares

         16       Account policies

         18       Services for investors

         20       Distributions and taxes

         21       Financial highlights

[icon] INVESTMENT OBJECTIVE AND POLICIES

     Investment Objective: Long-term growth of capital.

Principal Investment Strategies:


     The fund invests in securities, derivatives and other instruments that, in the adviser's opinion, offer the opportunity for long-term capital appreciation.

     The fund's adviser exercises a flexible strategy in the selection of investments, not limited by investment style or asset class. The fund may invest in the common stock of U.S. and foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock; securities issued by investment companies, including open-end mutual funds, closed-end funds, unit investment trusts, private investment companies, and foreign investment companies; securities issued by exchange traded funds; real estate investment trusts and other issuers that invest, deal or otherwise engage in transactions in real estate; debt securities; options, futures, forward contracts, swaps, caps, floors, collars, indexed securities, and other derivatives; currencies, including currency related derivatives; commodity-linked derivatives; and other instruments. Further, the fund may sell securities and other instruments short. The fund may also borrow money for investment purposes, in amounts up to 10% of the fund's net assets, a practice known as "leveraging." Although the fund's adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the fund, such securities may include investments rated below investment grade, commonly referred to as junk bonds.

     The fund's adviser may decide to sell investments given a variety of circumstances, such as when an investment no longer appears to the adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the adviser believes is more compelling or to realize gains or limit losses.


     When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market, economic or other situations, the fund may invest without limit in cash, money market instruments, bonds or other debt securities. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

                                    * * * * *

     The fund's investment objective is non-fundamental and may be changed by the fund's Board of Directors without shareholder approval.

[icon] PRINCIPAL RISKS

In General:


     There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's flexible investment strategy may make it difficult for an investor to evaluate the future risk profile of an investment in the fund because of the adviser's ability to significantly change the composition of the fund's investments. Additionally, the fund's use of specialized investment strategies such as short sales, options, futures, other derivatives and borrowing for investment purposes creates additional risks not found in mutual funds which do not engage in these strategies.


Equity Securities:

     Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The fund may experience a substantial or complete loss on an individual stock.

     It is anticipated that some of the portfolio securities may not be widely traded, and that the fund's position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the fund to dispose of such securities quickly at prevailing market prices.

     The adviser may at times emphasize a value approach to investing, and may at other times emphasize a growth approach:

         The value approach to investing involves the risk that value stocks may remain undervalued. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on "growth" stocks. Moreover, at different times, the value approach may favor certain industries or sectors over others, making fund performance especially subject to the performance of the specific industries and sectors that are selected by the adviser.

         The growth approach to investing involves the risk that growth stocks may react with greater volatility to negative forecasts concerning particular stocks, industries, sectors or the economy in general. Growth stocks as a group may be out of favor for a long period of time, while the market concentrates on "value" stocks.

Company Risk:

     The fund invests in securities that often involve certain special circumstances which the adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns. There is always a risk that the adviser will not properly assess the potential for an issuer's future growth, or that an issuer will not realize that potential. Additionally, investments in securities of companies being restructured involve special risks, including difficulty in obtaining information as to the financial condition of such issuers and the fact that the market prices of such securities are subject to above-average price volatility.

Small and Mid-Sized Company Securities:


     Investing in the securities of smaller companies involves special risks. Small companies may have limited product lines, operating histories, markets or financial resources, or they may be dependent upon a limited management group. Among other things, the prices of securities of small and mid-sized companies generally are more volatile than those of larger companies, the securities of small companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions. Small-sized companies may also be undervalued because few, if any, investment researchers follow them.

Investment Company Securities and Exchange Traded Funds:


     Investing in securities issued by investment companies and exchange traded funds (ETFs) involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. In addition, these investments typically result in additional costs, including management and/or advisory fees, operating expenses and transaction charges.

Real Estate Investment Trusts:

     Investments in real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein expose the fund to risks similar to investing directly in real estate and the value of these investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exposure to Foreign Markets:

     Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant additional risks. These risks can include political and economic instability, foreign taxation, different or lower standards in accounting, auditing and financial reporting, less-developed securities regulation and trading systems, fluctuations in foreign currency exchange rates, and the risk that a country may impose controls on the exchange or repatriation of foreign currency. Many of these risks are greater when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

Debt Securities:

     Debt securities are subject to interest rate risk, which is the possibility that the rates of interest income generated by the fund's fixed-income investments may decline due to a decrease in market interest rates and the market prices of the fund's fixed-income investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater the effect on its value when rates increase.

     Debt securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not absolute guarantees as to quality.


     Debt securities rated BBB/Baa or better, and unrated securities considered by the fund's adviser to be of equivalent quality, are considered investment grade. Debt securities rated below BBB/Baa, commonly known as "junk bonds," which the fund may purchase from time to time, are deemed by the ratings agencies to be speculative and may involve major risk or exposure to adverse conditions. Those in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities.


     Securities rated below BBB/Baa may be less liquid than higher-rated securities, which means the fund may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price for purposes of valuing shares of the fund. Moody's Investors Service, Inc. considers debt securities rated in the lowest investment grade category (Baa) to have speculative characteristics.

Convertible Securities:

     A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt.

     The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchange for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Options, Futures and Other Derivatives:

     Investments in derivatives such as options, futures, forward contracts, swap agreements, caps, floors, collars, and indexed securities create risks in addition to those associated with direct investments in the securities or other assets underlying the derivatives. These risks may cause the fund to experience higher losses than a fund that does not use derivatives.

Commodity-Linked Derivatives:

     Investments in commodity-linked derivatives entail significant risk including risk of loss of a significant portion of their principal value. The performance of these investments is linked to the underlying commodity prices, thus these investments are subject to the movements of prices in the potentially volatile commodity markets. These investments may also create leverage and as a result they may increase or decrease in value more quickly than the underlying asset.


Non-Diversification Risk:

     The fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940, as amended. When the fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

Short Sales:

     A short sale involves the sale by the fund of a security or other asset that it does not own, i.e., that is borrowed from a third party, with the hope of purchasing the same asset at a later date at a lower price. The fund may suffer significant losses if assets that the fund sells short appreciate rather than depreciate in value. While the possible loss on a security which is purchased is limited to the price paid for a security, there is no limit on the amount of loss on a security which is sold short Such transactions may also involve the cost of borrowing the security and the creation of leverage.

Leveraging:


     The fund may borrow money for investment purposes, also known as "leveraging." Leverage is the ability to get a return on a capital base that is larger than the fund's net assets. Use of leverage can magnify the effects of changes in the value of the fund's investments and makes such investments more volatile. Leveraging could cause investors to lose more money in adverse environments. For example, if the fund borrows money to buy securities and the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the fund's shares will decrease faster than if the fund had not used leverage. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. The fund will also incur interest expense on any money borrowed. Short sales also create leverage.

Portfolio disclosure policy:

     A description of the fund's policies and procedures with respect to the disclosure of its portfolio securities holdings is available in the fund's Statement of Additional Information. The fund's complete portfolio holdings are available on the Legg Mason Funds' website at http://www.leggmason.com/funds/ourfunds/whats_new/portfolioholdings.asp approximately on the next to last business day of the month following each quarter-end and partial information concerning the fund's portfolio holdings (such as top ten holdings) is available on the Legg Mason Funds' website in fact sheets and other formats on a quarterly basis approximately on the 10th business day of the month following each quarter-end. Such information will remain available until the next quarter's holdings are posted.

[icon] PERFORMANCE


     The fund offers Primary Class, Institutional Class and Financial Intermediary Class shares. Primary Class shares are offered through a separate prospectus. All classes of the fund are invested in the same portfolio of securities, and the annual returns for each class of shares would differ only to the extent that Institutional Class shares would pay lower expenses, and therefore would be expected to have higher returns than Primary Class or Financial Intermediary Class shares. The Financial Intermediary Class commenced operations on February 13, 2004. The information below provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Annual returns assume reinvestment of all distributions. Historical performance of the fund, whether before or after taxes, does not necessarily indicate what will happen in the future.


     Institutional Class shares

Year-by-year total return as of December 31 of each year (before taxes) (%)
------------------------ --------------------- ---------------------- -------------------
         2001                    2002                  2003                  2004
------------------------ --------------------- ---------------------- -------------------
------------------------ --------------------- ---------------------- -------------------
         2.88                  (14.58)                 69.49                15.02
------------------------ --------------------- ---------------------- -------------------

----------------------------------------------------------------------------------------------------------------------
During the past four calendar years:
---------------------------------------- -------------------------------------- --------------------------------------
                                                     Quarter Ended                          Total Return
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Best quarter:                                    June 30, 2003                                38.74%
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Worst quarter:                                   September 30, 2001                          (29.32)%
---------------------------------------- -------------------------------------- --------------------------------------

Average Annual Total Returns
     For the periods ended December 31, 2004:

------------------------------------------------- -------------------------------- -----------------------------------
Opportunity Trust - Institutional Class                       1 Year                          Life of Fund
------------------------------------------------- -------------------------------- -----------------------------------
------------------------------------------------- -------------------------------- -----------------------------------
Return Before Taxes                                            15.02%                            11.29%(a)
------------------------------------------------- -------------------------------- -----------------------------------
------------------------------------------------- -------------------------------- -----------------------------------
Return After Taxes on Distributions                            14.93%                            10.68%(a)
------------------------------------------------- -------------------------------- -----------------------------------
------------------------------------------------- -------------------------------- -----------------------------------
Return After Taxes on Distributions and Sale of                 9.76%                             9.41%(a)
Fund Shares
------------------------------------------------- -------------------------------- -----------------------------------
------------------------------------------------- -------------------------------- -----------------------------------
Standard & Poor's 500 Index (reflects no                    ____%                          ____%(b)
deduction for fees, expenses or taxes) (c)
------------------------------------------------- -------------------------------- -----------------------------------


(a)      June 26, 2000 (commencement of operations) to December 31, 2004.
(b)      June 30, 2000 to December 31, 2004.
(c) The Standard & Poor's 500 Index is a market capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U. S. stock market.

[During periods of fund losses, the return after taxes on distributions and sale of fund shares may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.]


     After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

[icon] FEES AND EXPENSES OF THE FUND

     The table below describes the fees and expenses you may incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets thereby lowering the fund's share price and dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------ ------------------------------- -------------------------------
                                                         Institutional Class Shares     Financial Intermediary Class
                                                                                                   Shares
------------------------------------------------------ ------------------------------- -------------------------------
------------------------------------------------------ ------------------------------- -------------------------------
                                    Management Fees               ____%                           ____%
------------------------------------------------------ ------------------------------- -------------------------------
------------------------------------------------------ ------------------------------- -------------------------------
Distribution and/or Service (12b-1) Fees                               None                           0.25%(a)
------------------------------------------------------ ------------------------------- -------------------------------
------------------------------------------------------ ------------------------------- -------------------------------
Other Expenses                                                    ____%                           ____%
------------------------------------------------------ ------------------------------- -------------------------------
------------------------------------------------------ ------------------------------- -------------------------------
Total Annual Fund Operating Expenses (b)                          ____%                           ____%
------------------------------------------------------ ------------------------------- -------------------------------

  (a)The 12b-1 fee shown in the table reflects the amount at which the Directors have currently limited payments under the fund's Financial Intermediary Class Distribution Plan. Pursuant to the Distribution Plan, the Directors may authorize payment of up to 0.40% of average net assets without shareholder approval.

  (b)The manager has contractually agreed to waive fees and reimburse other expenses so that Institutional Class and Financial Intermediary Class operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the annual rates of [0.99%] and [1.24%] of the fund's average daily net assets attributable to Institutional Class and Financial Intermediary Class Shares, respectively, until [April 30, 2006]. The fund has agreed to pay the manager for waived fees and reimbursed expenses provided that payment does not cause the Institutional Class and Financial Intermediary Class shares annual operating expenses to exceed [0.99% and 1.24%], respectively, of its average net assets and the payment is made within three years after the year in which the manager earned the fee or incurred the expense.

Example:

     This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above [including the effect of any contractually agreed to fee waivers for the specified period], and
(3) you redeem all of your shares at the end of the time periods shown.

---------------------------------------- ---------------- -------------- --------------- --------------
                                             1 Year          3 Years        5 Years        10 Years
---------------------------------------- ---------------- -------------- --------------- --------------
---------------------------------------- ---------------- -------------- --------------- --------------
Opportunity Trust -
Institutional Class                            $__            $___            $___           $____
---------------------------------------- ---------------- -------------- --------------- --------------
---------------------------------------- ---------------- -------------- --------------- --------------
Opportunity Trust -
Financial Intermediary Class                  $___            $___            $___           $____
---------------------------------------- ---------------- -------------- --------------- --------------

[icon] MANAGEMENT

Manager and Advisers:

     LMM LLC ("LMM") provides the fund with investment advisory and management services and is responsible for overseeing the fund's relationship with outside service providers, such as the sub-adviser, administrator, custodian, transfer agent, accountants, and lawyers. Under its advisory and management agreement with LMM, the fund pays LMM a fee calculated daily and paid monthly of [1.00% of its average daily net assets up to $100 million and 0.75% of its average daily net assets in excess of $100 million].


     LMM has delegated certain advisory responsibilities to Legg Mason Capital Management, Inc. ("LMCM" or "adviser") and certain administrative responsibilities to Legg Mason Fund Adviser, Inc. ("LMFA"). Prior to April 1, 2005, Legg Mason Funds Management, Inc. ("LMFM") acted in the capacity in which LMCM currently acts. [LMM pays LMCM a fee calculated daily and payable monthly of 0.10% of the average daily net assets of the fund up to $100 million and 0.05% of the average daily net assets of the fund in excess of $100 million. LMM pays LMFA a fee calculated daily and payable monthly of 0.05% of the average daily net assets of the fund. LMFA has agreed to waive all fees payable to it under the agreement with LMM indefinitely].


     For its services during the fiscal year ended December 31, 2004, the fund paid LMM a fee equal to ___% of its average daily net assets. LMM, in turn, paid LMCM a fee equal to 0.05% of the fund's average daily net assets.

     LMM, LMCM, and LMFA are each located at 100 Light Street, Baltimore, Maryland 21202.

Portfolio management:


     Bill Miller, CFA, has been responsible for the day-to-day management of the fund since its inception. Mr. Miller has been employed by one or more subsidiaries of Legg Mason, Inc. since 1981. He currently serves as Managing Member of LMM LLC, the investment manager for the fund and as Chief Executive Officer & Chief Investment Officer for Legg Mason Funds Management, Inc. and Legg Mason Capital Management, Inc.

     The fund's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.


Distributor of the fund's shares:

     Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares. The fund has adopted a plan under Rule 12b-1 with respect to the Financial Intermediary Class that allows it to pay fees for the sale of its shares and for services provided to shareholders. The fees are calculated daily and paid monthly. Under the Financial Intermediary Class plan, the fund may pay Legg Mason an annual 12b-1 fee in an amount up to 0.40% of the fund's average daily net assets attributable to Financial Intermediary Class shares. The Board of Directors has currently approved payment of only 0.25% of the fund's average daily net assets attributable to Financial Intermediary Class under the plan. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Legg Mason, LMM, LMFA and LMCM may pay non-affiliated entities out of their own assets to support the distribution of Institutional Class and Financial Intermediary Class shares and shareholder servicing.

     LMCM, LMFM, LMFA and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon]  HOW TO INVEST

     Institutional Class shares are currently offered for sale to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in the fund and to the Legg Mason Core4College 529 Plan, a college savings vehicle ("Institutions"). Institutional Class shares are also offered to institutional clients of Legg Mason Trust, fsb for which the trust company exercises discretionary investment management responsibility and accounts of the customers with such institutional clients ("Customers" and together with Institutions, "Institutional Investors"). Financial Intermediary Class shares are currently offered for sale only to institutional investors who have at least $50 million in investable assets and who invest at least $1 million in the fund.


     Customers of institutional clients may purchase shares only in accordance with instructions and limitations pertaining to their account at the institution. Institutions may set different minimums for their Customers' investments in accounts invested in Institutional Class shares.


     Prior to or concurrent with the initial purchase of Institutional Class or Financial Intermediary Class shares, each Institutional Investor must open an account for the fund by completing and signing an application and mailing it to Legg Mason Institutional Funds at the following address: P.O. Box 17635, Baltimore, Maryland 21297-1635.


     Eligible investors may purchase Institutional Class or Financial Intermediary Class shares by contacting Legg Mason Institutional Funds directly at 1-888-425-6432.


     Institutional Class shares are also offered for sale to employees of LMFM and spouses and children of such persons ("LMFM Staff"). LMFM Staff may purchase Institutional Class shares through a brokerage account at Legg Mason. For LMFM Staff the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100.

     LMFM Staff wishing to open a regular, retirement or Coverdell Education Savings Account with the fund should contact Legg Mason Mutual Funds Operations ("Mutual Funds Operations"). Retirement accounts include traditional IRAs, spousal IRAs and Roth IRAs.

     Once the account is open, LMFM Staff may use the following methods to purchase additional shares of the fund:



------------------------- ------------------------------------------------------
In Person                 Give your Legg Mason Financial Advisor or
                          Mutual Funds Operations a check for $100 or more
                          payable to Legg Mason Wood Walker, Incorporated. If
                          your account is through another entity, provide
                          payment to that entity in accordance with its
                          instructions.
------------------------- ------------------------------------------------------
------------------------- ------------------------------------------------------
Mail                      Mail your check, payable to Legg Mason Wood Walker,
                          Incorporated, for $100 or more to your Legg Mason
                          Financial Advisor or to Legg Mason Wood Walker,
                          Incorporated at P.O. Box 1476, Baltimore, MD
                          21203-1476.
------------------------- ------------------------------------------------------
------------------------- ------------------------------------------------------
Telephone                 Call your Legg Mason Financial Advisor or
or Wire                   Mutual Funds Operations to transfer available cash
                          balances in your brokerage account or arrange with
                          your bank to transfer money directly from your bank.
                          Wire transfers may be subject to a service charge by
                          your bank.
------------------------- ------------------------------------------------------
------------------------- ------------------------------------------------------
Future First (R)          To enroll in Legg Mason's Future First(R) Systematic
Systematic Investment     Investment Plan, contact  your Financial Advisor or
Plan                      complete an application and mail it to Mutual Funds
                          Operations. This plan allows you to automatically invest
                          a specific dollar amount at regular intervals (minimum
                          of $50 per month per fund). The transfer agent will
                          transfer money directly from your checking or savings
                          account, your Legg Mason brokerage account, or another
                          Legg Mason fund to purchase shares of the fund.
------------------------- ------------------------------------------------------



     Purchase orders, together with payment in one of the forms described in the following paragraphs, received by Legg Mason Institutional Funds or Boston Financial Data Services ("BFDS" or the "Transfer Agent") (for Institutional Investors) or by a Legg Mason Financial Advisor or Mutual Fund Operations (for LMFM Staff) before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m., Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. The fund is open for business every day the Exchange is open. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open.

     Certain institutions that have agreements with Legg Mason or the fund may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. Orders received by certain retirement plans and other financial intermediaries before the close of regular trading on the Exchange and communicated to Legg Mason Institutional Funds by 9:00 a.m., Eastern time, on the following business day will be processed at the net asset value determined on the prior business day. It is the institution's responsibility to transmit your order to the fund in a timely fashion.

     Purchases of Institutional Class and Financial Intermediary Class shares by Institutional Investors can be made by wiring federal funds to State Street Bank and Trust Company, the fund's custodian. Before wiring federal funds, the investor must first telephone Legg Mason Institutional Funds at 1-888-425-6432 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank.

     Funds should be wired through the Federal Reserve System to:

State Street Bank and Trust Company
[ABA #011-000-028]
[DDA #99046096]
Legg Mason [Insert name of fund]
     [Insert account name and number]

     The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

     Institutional Investors may also purchase shares by the contribution of eligible portfolio securities, subject in each case to approval by the fund's adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund. Securities offered in payment for shares will be valued in the same way and at the same time the fund values its portfolio securities for the purpose of determining net asset value. (See "Calculation of Net Asset Value" below.) Investors who wish to purchase fund shares through the contribution of securities should contact Legg Mason Institutional Funds at 1-888-425-6432 for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The adviser, on behalf of the fund, has full discretion to accept or reject any appropriate securities offered as payment for shares. Securities will not be accepted in payment of fund shares from persons who are affiliated with the fund's adviser or the fund.

     As described above, the fund may offer Financial Intermediary Class shares that are offered primarily through financial intermediaries. The fund may pay financial intermediaries for their services out of that class's assets pursuant to the class's distribution plan or otherwise. Legg Mason and its affiliates (including the adviser) may also from time to time, at their own expense, make payments to financial intermediaries that make shares of the fund available to their clients or to other parties in connection with the sale of shares. If investors effect transactions through a broker or agent, investors may be charged a fee by that broker or agent.

     Any shares purchased or received as a distribution will be credited directly to the investor's account.

     Additional investments may be made at any time at the relevant net asset value for that class by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases. Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

     Shares of the fund may be available for purchase by retirement plans, including 401(k) plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions.

     For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Shares of the fund may not be available for sale in certain states. Prospective investors should inquire as to whether shares of the fund are available for sale in their state of residence.

Account registration changes:


     Institutional Investors must submit changes in registration or account privileges for accounts held directly with Legg Mason Institutional Funds must be made in writing to Legg Mason Institutional Funds. Signature guarantees are required. (See "Signature Guarantee" below.) All correspondence must include the account number and must be sent to:


Legg Mason Institutional Funds
P.O. Box 17635
Baltimore, Maryland  21297-1635

[icon]   HOW  TO  REDEEM YOUR SHARES


     Institutions may redeem shares through four methods: (1) by sending a written Proceeds will be credited to your brokerage account or a check will be sent to request for redemption you at your direction. Wire requests will be subject to a fee. For wire to Legg transfers, be sure that your Financial Advisor or Mutual Funds Operations has Mason Institutional your bank account information on file. Funds, P.O. Box 17635, Baltimore, Maryland 21297-1635, (2) by calling 1-888-425-6432, (3) by faxing your request to 410-454-5050, or (4) by wire communication with the Transfer Agent. In the case of a wire communication, the investor should first notify Legg Mason Institutional Funds at 1-888-425-6432 of the intention to redeem. No charge is made for redemptions. Legg Mason Institutional Funds will follow reasonable procedures to ensure the validity of any telephone or wire redemption requests, such as requesting identifying information from users or employing identification numbers. Legg Mason Institutional Funds will not be responsible for any account losses due to fraudulent telephone or wire orders that Legg Mason Institutional Funds reasonably believes to be genuine. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing. Customers of institutional clients may redeem only in accordance with instructions and limitations pertaining to their account at the institution.

Requests for redemption by Institutional Investors should indicate:

1) the number of shares or dollar amount to be redeemed and the investor's shareholder account number;
2) the investor's name and the names of any co-owners of the account, using exactly the same name or names used in establishing the account;
3) proof of authorization to request redemption on behalf of any co-owner of the account (please contact Legg Mason Institutional Funds for further details); and
4) the name, address, and account number to which the redemption payment should be sent.


     Payment of redemption proceeds to Institutional Investors normally will be made by wire one business day after receipt of a redemption request in good order.


     Other supporting legal documents, such as copies of any trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. If you have a question concerning the sale or redemption of shares, please contact Legg Mason Institutional Funds by calling 1-888-425-6432.


     LMFM Staff may use any of the following methods to redeem shares:
-----------------------------------------------------------------------------------------------

Telephone               Call your Legg Mason Finacial Advisor or Mural Fund
                        Operations to request a redemption. Please have the
                        following information ready when you call: the name of
                        the fund, dollar amount (or number of shares) to be
                        redeemed and your shareholder account number.

                        Proceeds will be credited to your brokerage account or a
                        check will be sent to you at your direction. Wire
                        requests will be subject to a fee. For wire transfers,
                        be sure that your Financial Advisor or Mutual Funds
                        Operations has you bank account information on file.
-----------------------------------------------------------------------------------------------
----------------------- -----------------------------------------------------------------------
Mail                    Send a letter to your Legg Mason Financial Advisor or to
                        Mutual Finds Operations  requesting redemption  of your
                        shares.  The  letter  should  be  signed  by all of the
                        owners  of the account.  Redemption  requests for shares
                        valued at $10,000 or more or when the proceeds are to be
                        paid to someone  other than the accountholder(s) may
                        require a signature  guarantee. Proceeds will be credited
                        to your  brokerage  account or a check will be sent to you at your direction.  Wire  requests will be subject to a fee. For
                        wire  transfers,  be sure that your Financial Advisor or Mutual
                        Fund Operations has your bank account information on file.
----------------------- -----------------------------------------------------------------------

     Upon receipt of a request for redemption as described below (a request "in good order") before the close of regular trading on the Exchange on any day the Exchange is open, the Transfer Agent will redeem fund shares at that day's net asset value per share. Requests for redemption received by the Transfer Agent after the close of regular trading on the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of regular trading on the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.


     Payment of redemption proceeds of shares that were recently purchased by check or acquired through reinvestment of distributions paid on such shares by the fund may be delayed for up to ten days from the purchase date until the check or automatic investment has cleared.

     The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive and may receive illiquid securities.


Signature guarantee:

     When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an "Eligible Guarantor Institution"). The fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

     A signature guarantee will be required for the following situations:

o Remitting redemption proceeds to any person, address or bank account not on record.

o Making changes to the account registration after the account has been opened.

o Transferring shares to an account in another Legg Mason Institutional fund with a different account registration.

[icon]  ACCOUNT POLICIES

Calculation of net asset value:

     Net asset value per share of each class of shares is determined daily as of the close of regular trading on the Exchange on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the fund's Institutional Class or Financial Intermediary Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class.


     The fund's securities are generally valued on the basis of closing market prices or market quotations. When closing market prices or market quotations are not available (such as when trading in a security is halted or when the principal exchange on which a security is traded closes early) or are considered by the adviser to be unreliable, the fund's securities are valued at fair value as determined under policies approved by the Board of Directors. Where a security is traded on more than one market, which may include foreign markets, the security generally is valued on the market considered by the adviser to be the primary market. The fund values its foreign securities in U.S. dollars on the basis of foreign currency exchange rates prior to the close of trading on the Exchange, generally, 2:00 p.m., Eastern time. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Fair value methods are necessarily estimates, and the use of fair value prices may cause the net asset value of the fund's shares to differ from the net asset value that would be calculated using other methods of valuation.


     To the extent that the fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares

Other:

     Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

     If your account falls below $500, the fund may ask you to increase your balance. If after 60 days your account is still below $500, the fund may close your account and send you the proceeds. The fund will not require you to redeem accounts that fall below $500 solely as a result of a reduction in the fund's net asset value.

     The fund will not accept cash, money orders, traveler's checks, or credit card convenience checks. Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover. The fund will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.


        Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.


     The fund reserves the right to:

o        suspend the offering of shares for a period of time;
o        change its minimum investment amounts; and
o delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC") or the Investment Company Act of 1940, as amended.

Frequent Trading of Fund Shares:

        Frequent trading in the fund's shares increases the fund's administrative costs associated with processing shareholder transactions. In addition, frequent trading may potentially interfere with the efficient management of the fund's portfolio and increase the fund's costs associated with trading the fund's portfolio securities. Under certain circumstances, frequent trading may also dilute the returns earned on shares held by the fund's other shareholders.

        The fund reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason. In particular, the fund's Board of Directors has determined that the fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. The fund does not therefore accommodate frequent purchases and redemptions of fund shares, and has adopted a policy intended to deter frequent trading in the fund's shares.

        Under the fund's frequent trading policy, the fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever the fund detects a pattern of excessive trading. The policy provides that the fund will use its best efforts to restrict a shareholder's trading privileges in the Legg Mason Funds if that shareholder has engaged in four or more "Round Trips" during any rolling 12-month period. However, the fund has the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the frequent trading policy. Examples of the types of actions the fund may take to deter excessive trading in a shareholder account include restricting the shareholder from purchasing additional shares in the fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the fund.

        A "Round Trip" is defined as a purchase (including subscriptions and exchanges) into the fund followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the fund within 30 days of such purchase. Purchases and sales of fund shares pursuant to the Automatic Investment Plan and Systematic Investment Plan are not considered in determining Round Trips.

        With respect to accounts where shareholder transactions are processed or records are kept by third-party intermediaries, the fund uses reasonable efforts to monitor such accounts to detect suspicious trading patterns. For any such account that is so identified, the fund will make such further inquiries and take such other actions as shall be considered necessary or appropriate to enforce the fund's frequent trading policy against the shareholder(s) trading through such account and, if necessary, the third-party intermediary maintaining such account. The fund may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the fund that provide a substantially similar level of protection against excessive trading.

        Although the fund will monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

 [icon]  SERVICES FOR INVESTORS

Confirmations and account statements:

     LMFM Staff will receive a confirmation from Legg Mason after each transaction involving Institutional Class shares (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First(R) Systematic Investment Plan, or other automatic investment arrangement, and withdrawals made through the Systematic Withdrawal Plan). Legg Mason will send LMFM Staff account statements monthly unless there has been no activity in an account. If there has been no monthly activity in an account, LMFM Staff will receive a quarterly statement.

     The Transfer Agent will send Institutional Investors confirmations of each purchase and redemption transaction. Confirmations sent to Institutional Investors will include the total number of shares being held in safekeeping by the Transfer Agent. Beneficial ownership of shares held by Customer accounts will be recorded by the Institutional Investor and reflected in its regular account statements.

Systematic withdrawal plan:


     LMFM staff who are purchasing or already own shares of the fund with a net asset value of $5,000 or more, may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50.

     Certain Institutional Investors may also be eligible to make systematic withdrawals from the fund. Contact Legg Mason Institutional Funds at 1-888-425-6432 to determine your accounts eligibility to participate in the Systematic Withdrawal Plan.

     Ordinarily, you should not purchase additional shares of the fund when you are a participant in the plan, because there are tax disadvantages associated with such purchases and withdrawals.


Exchange privilege:

     Institutional Class and Financial Intermediary Class shares of the fund may be exchanged for shares of Legg Mason Cash Reserve Trust or for shares of the same class of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence and provided the investor meets the eligibility criteria of that class of that fund and the value of exchanged shares is at least $1,000,000. You can request an exchange in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging.

     There is currently no fee for exchanges. An exchange of the fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

     The fund reserves the right to terminate or modify the exchange privilege after 60 days' written notice to shareholders.


     Some institutional clients and retirement plan administrators may not offer the Institutional Class or Financial Intermediary Class shares of all Legg Mason funds for exchange.

Mailing of reports and prospectuses:

     If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. LMFM staff who do not want their mailings to be consolidated in that way, should call Legg Mason Funds Investor Services at 1-800-822-5544 or write to us at Legg Mason Funds Investor Services, 100 Light Street, P.O. Box 17023, Baltimore, MD 21297-0356 and we will send separate reports and prospectuses to each account holder living in your household. Institutional Investors who do not want their accounts consolidated in that way should call Legg Mason Institutional Funds at

1-888-425-6432 or write to us at Legg Mason Institutional Funds, P.O. Box 17635, Baltimore, MD 21297-1635 to receive separate reports and prospectuses for each account.

[icon]  DISTRIBUTIONS AND TAXES

     The fund declares and pays any dividends from its net investment income annually.

     The fund distributes substantially all of its net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), the excess of net short-term capital gain over net long-term capital loss and net realized gain from foreign currency transactions, if any, annually in December. A second distribution may be necessary in some years.

     Your dividends and other distributions will be automatically reinvested in the distributing class of shares of the fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify the fund at least ten days before the next distribution is to be paid.

     If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


     Fund dividends and other distributions are taxable to you (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends from the fund's investment company taxable income (which includes net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) are taxable as ordinary income; except that the part of the dividends that is "qualified dividend income" (i.e., dividends on stock of most U.S. corporations and certain foreign corporations with respect to which a fund satisfies certain holding period, debt-financing and other restrictions), if any, is subject to a maximum federal income tax rate of 15% for individual shareholders who satisfy those restrictions with respect to their shares on which the fund dividends are paid. Distributions of the fund's net capital gain are taxable as long-term capital gain (also at a maximum 15% rate for individual shareholders), regardless of how long you have held your fund shares. A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

     The fund's dividend and interest income on, and gains it realizes from disposition of, foreign securities, if any, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions.


     The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

     As required by law, the fund will withhold 28% of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund is also required to withhold 28% of all dividends and capital gain distributions payable to those shareholders who are otherwise subject to backup withholding.

     Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

FINANCIAL HIGHLIGHTS











                                [TO BE INSERTED]

--------------------------------------------------------------------------------
Legg Mason Opportunity Trust
--------------------------------------------------------------------------------

     The following additional information about the fund is available upon request and without charge:


     Statement of Additional Information (SAI) - The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this Prospectus. The SAI provides further information and additional details about the fund and its policies. The fund's SAI is available free of charge at http://www.leggmason.com/funds/ourfunds/prosp.asp.

     Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund's annual and semi-annual reports are available free of charge at http://www.leggmason.com/funds/ourfunds/prosp.asp.


     To request the SAI or any reports to shareholders or to obtain more information:

o        call toll-free 1-888-425-6432
o        write to us at:   Legg Mason Institutional Funds
                           P.O. Box 17635 Baltimore, Maryland 21297-1635

     Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                                                       SEC File Number: 811-9613

                        LEGG MASON INVESTMENT TRUST, INC.

                          Legg Mason Opportunity Trust
              Primary Class Shares, Institutional Class Shares and
                       Financial Intermediary Class Shares

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2005


     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the fund's Prospectus for Primary Class shares or the Prospectus for Institutional Class and Financial Intermediary Class shares (each dated May 1, 2005), which have been filed with the Securities and Exchange Commission ("SEC"). The fund's financial statements and the report of its Independent Registered Public Accounting Firm are incorporated by reference from the fund's annual report to shareholders into (and are therefore legally part of) this SAI. A copy of either of the Prospectuses or the annual report may be obtained without charge from the fund's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason"), by calling 1-800-822-5544 (Primary Class shares) or 1-888-425-6432 (Institutional Class shares).




                             Legg Mason Wood Walker,
                                  Incorporated


--------------------------------------------------------------------------------

                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                          (410) 539-0000 (800) 822-5544

                                TABLE OF CONTENTS
                                                                            Page

DESCRIPTION OF THE FUND........................................................1
FUND POLICIES..................................................................1
INVESTMENT STRATEGIES AND RISKS................................................3
ADDITIONAL TAX INFORMATION....................................................20
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................24
VALUATION OF FUND SHARES......................................................26
PERFORMANCE INFORMATION.......................................................28
TAX-DEFERRED QUALIFIED PLANS - PRIMARY CLASS SHARES...........................29
MANAGEMENT OF THE FUND........................................................30
THE FUND'S INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR......................37
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................41
THE FUND'S DISTRIBUTOR........................................................43
CAPITAL STOCK INFORMATION.....................................................45
THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT...............45
THE FUND'S LEGAL COUNSEL......................................................45
THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................45
FINANCIAL STATEMENTS..........................................................46
RATINGS OF SECURITIES........................................................A-1
PROXY VOTING POLICIES........................................................B-1


No person has been authorized to give any information or to make any representations not contained in the Prospectuses or this SAI in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectuses and this SAI do not constitute offerings by the fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                             DESCRIPTION OF THE FUND

Legg Mason Investment Trust, Inc. ("Investment Trust" or "Corporation") is an open-end management investment company established as a Maryland corporation on October 8, 1999. Legg Mason Opportunity Trust ("Opportunity Trust" or "fund") is a non-diversified series of Investment Trust.

                                  FUND POLICIES

The following information supplements the information concerning the fund's investment objective, policies and limitations found in the Prospectuses. Opportunity Trust's investment objective is to seek long-term growth of capital. This investment objective is non-fundamental and may be changed by the Corporation's Board of Directors without shareholder approval upon 60 days' written notice to shareholders. The fund has adopted the following fundamental investment limitations that cannot be changed except by a vote of its shareholders.


1. Borrowing: The fund may not borrow money, except (1) in an amount not exceeding 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls;

2. Underwriting: The fund may not engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, "1940 Act Laws, Interpretations and Exemptions"). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act");

3. Loans: The fund may not lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;

4. Senior Securities: The fund may not issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;

5. Real Estate: The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;

6. Commodities: The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities;

7. Concentration: The fund may not make any investment if, as a result, the fund's investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.


The foregoing fundamental investment limitations may be changed only by "the vote of a majority of the outstanding voting securities" of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or (b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

Although not a part of the fund's fundamental investment limitation on concentration, it is the current position of the SEC staff that a fund's investments are concentrated in an industry when 25% or more of the fund's net assets are invested in issuers whose principal business is in that industry.

The following are some of the non-fundamental investment limitations that the fund currently observes.



1. Borrowing: The fund may not borrow money for investment purposes except from banks in an amount not exceeding 10% of the fund's net assets. The fund may not borrow money from a non-bank except for temporary borrowings, including borrowings to facilitate shareholder redemptions, in an amount not exceeding 5% of the fund's total assets. Temporary borrowings are not considered to be for investment purposes and are not subject to the fund's 10% limitation. Compliance with these percentage limits is measured as of the time of the borrowing.

2. Illiquid Securities: The fund may not invest more than 15% of its net assets in illiquid securities.

3. Short Sales: The fund may not make short sales of securities or maintain a short position if, when added together, more than 100% of the value of the fund's net assets would be (a) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (b) allocated to segregated accounts. Short sales "against the box" are not subject to this limitation.

4. Margin Purchases: The fund may not buy securities on "margin," except for short-term credits necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with the use of futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; nothing in this limitation is intended to limit the extent to which the fund may utilize bank borrowings for investment purposes.

The fund is a non-diversified fund; however, the fund intends to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), which requires that the fund, among other things, (1) invest no more than 25% of its total assets in securities of any one issuer, and (2) invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in the securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of such issuer. These limits do not apply to cash and cash items, U.S. Government securities or securities of other RICs. These requirements are applied at the close of each quarter of the fund's taxable year.


Except as otherwise stated, if a fundamental or non-fundamental percentage limitation is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of the fund, or in the number of securities an issuer has outstanding, will not be considered to be outside the limitation.

The fund will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain the required asset coverage and adequate liquidity.

Unless otherwise stated, the fund's investment policies and limitations are non-fundamental and may be changed without shareholder approval.

                         INVESTMENT STRATEGIES AND RISKS

         The fund may employ several investment strategies, including but not limited to:

Illiquid Investments and Restricted Securities


The fund may invest in illiquid investments. For this purpose, "illiquid investments" are those that cannot be sold or disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments include repurchase agreements with terms of greater than seven days, restricted securities other than those the adviser has determined are liquid pursuant to guidelines established by the Corporation's Board of Directors, securities involved in swap, cap, floor, and collar transactions, and over-the-counter ("OTC") options and their underlying collateral. Due to the absence of an active trading market, the fund may have difficulty valuing or disposing of illiquid investments promptly. Judgment plays a greater role in valuing illiquid investments than those for which a more active market exists.


Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the 1933 Act or pursuant to an exemption from registration, such as Rule 144 or Rule 144A. The fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective.

SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The adviser to the fund, acting pursuant to guidelines established by the Corporation's Board of Directors, may determine that certain restricted securities qualified for trading on this market are liquid. If qualified institutional investors become uninterested in this market for a time, restricted securities in the fund's portfolio may adversely affect the fund's liquidity.

The assets used as cover for OTC options written by the fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Senior Securities


The fund may utilize various investment techniques that may give rise to an obligation of the fund to make a future payment. The SEC has stated it would not raise senior security concerns with regard to certain such investments, provided the fund maintains segregated assets or an offsetting position in an amount that covers the future payment obligation. Such investment techniques include, among other things, when-issued securities, futures and forward contracts, short options positions and repurchase agreements.

Exposure to Foreign Markets

The fund may invest in the securities of foreign issuers, foreign currencies, and securities of U.S. issuers with substantial foreign operations (collectively, "foreign investments"). Foreign investments present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers and transactions in securities of foreign issuers may be subject to less efficient settlement practices, including extended clearance and settlement periods. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

The costs associated with investment in the securities of foreign issuers, including withholding taxes, brokerage commissions and custodial fees, may be higher than those associated with investment in domestic issuers. In addition, foreign investment transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the fund are uninvested and no return can be earned thereon. The inability of the fund to make intended investments due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in liability to the purchaser.

Since the fund may invest in securities denominated in currencies other than the U.S. dollar and since the fund may hold foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in the currency exchange rates may influence the value of the fund's shares, and also may affect the value of dividends and interest earned by the fund and gains and losses realized by the fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

In addition to purchasing foreign securities, the fund may invest in American Depositary Shares and American Depositary Receipts (collectively, "ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of the underlying securities. For purposes of the fund's investment policies and limitations, ADRs are considered to have the same classification as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. The fund may also invest in Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other similar instruments, which are receipts that are often denominated in U.S. dollars and are issued by either a U.S. or non-U.S. bank evidencing ownership of the underlying foreign securities. Even where they are denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Foreign Currency Transactions

         As noted above, the fund may buy and sell, including sell short, currency on a spot basis and enter into forward currency contracts. The fund may also purchase and sell currency futures, purchase and write currency options, and enter into currency swap agreements. The fund may utilize these techniques to attempt to increase the fund's return or to attempt to hedge its investments. The fund's adviser may, however, determine not to hedge particular risks, and the fund may be completely unhedged at any point in time.

Debt Securities

The fund may invest in the debt securities of governmental or corporate issuers. Corporate debt securities may pay fixed or variable rates of interest. These securities may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock.

The prices of debt securities fluctuate in response to perceptions of the issuer's creditworthiness and also tend to vary inversely with market interest rates. The value of such securities is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of these investments is likely to rise. The longer the time to maturity, the greater are such variations. Lower-rated debt securities are especially affected by adverse changes in the industries in which the issuers are engaged and by changes in the financial condition of the issuers. Highly leveraged issuers may also experience financial stress during periods of rising interest rates.


Generally, debt securities rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or below Baa by Moody's Investors Service, Inc. ("Moody's"), and unrated securities of comparable quality, offer a higher current yield than that provided by higher grade issues, but also involve higher risks. Debt securities rated C by Moody's and S&P are bonds on which no interest is being paid and that can be regarded as having extremely poor prospects of ever attaining any real investment standing. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for issuers of higher grade debt securities. However, debt securities, regardless of their ratings, generally have a higher priority in the issuer's capital structure than do equity securities. The ratings of S&P and Moody's represent the opinions of those agencies. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in Appendix A.


In addition to ratings assigned to individual bond issues, the adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which the fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial conditions of the issuer, the size of the offering, the maturity of the obligation and its rating. There may be a wide variation in the quality of bonds, both within a particular classification and between classifications. A bond issuer's obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of bond issuers to meet their obligations for the payment of principal and interest. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the fund's adviser to determine, to the extent possible, that the planned investment is sound.

If an investment grade security purchased by the fund is subsequently given a rating below investment grade, the adviser will consider that fact in determining whether to retain that security in the fund's portfolio, but is not required to dispose of it.

When-Issued Securities

The fund may enter into commitments to purchase securities on a when-issued basis. When the fund purchases securities on a when-issued basis, it assumes the risks of ownership at the time of the purchase, not at the time of receipt. However, the fund does not have to pay for the obligations until they are delivered to it, and no interest accrues to the fund until they are delivered. This is normally seven to 15 days later, but could be longer. Use of this practice could have a leveraging effect on the fund.

When the fund commits to purchase a when-issued security, it will segregate cash or appropriate liquid securities, in an amount at least equal in value to the fund's commitments to purchase when-issued securities.

The fund may sell the securities underlying a when-issued purchase, which may result in capital gains or losses.

Preferred Stock


The fund may invest in preferred stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets, but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.


Convertible Securities


The fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of nonconvertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities, but rank senior to common stock in a corporation's capital structure.

        The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that nonconvertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion or exchange value.


         Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality by the adviser.

Stripped Securities


The fund may invest in stripped securities. Stripped securities are created by separating bonds into their principal and interest components (commonly referred to as IOs and POs) and selling each piece separately. Stripped securities are more volatile than other fixed-income securities in their response to changes in market interest rates. The value of some stripped securities moves in the same direction as interest rates, further increasing their volatility.

Zero Coupon Bonds

The fund may invest in zero coupon bonds. Zero coupon bonds do not provide for cash interest payments but instead are issued at a significant discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because the fund is required to distribute substantially all of its income each year, including income accrued on zero coupon bonds, the fund may have to sell other holdings to raise cash necessary to make the distribution. Because issuers of zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

Securities of Other Investment Companies

The fund may invest in the securities of other investment companies, including open-end mutual funds, closed-end funds, unit investment trusts, private investment companies and offshore investment companies. An investment in an investment company involves risks similar to those of investing directly in the investment company's portfolio securities, including the risk that the value of the portfolio securities may fluctuate in accordance with changes in the financial condition of their issuers, the value of stocks and other securities generally, and other market factors.

In addition, investing in other investment companies involves certain other risks, costs, and expenses for the fund. If the fund invests in another investment company, the fund will be charged its proportionate share of the advisory fees and other operating expenses of such investment company, which are in addition to the advisory fees and other operational expenses charged to the fund. In addition, the fund could incur a sales charge in connection with purchasing an investment company security or a redemption fee upon the redemption of such security. An investment in the shares of a closed-end investment company may also involve the payment of a substantial premium over, while sales of such shares may be made at a substantial discount from, the net asset value of the issuers' portfolio securities.

The fund may also invest in the securities of private investment companies, including "hedge funds." As with investments in other investment companies, if the fund invests in a private investment company, the fund will be charged its proportionate share of the advisory fees and other operating expenses of such company. These fees, which can be substantial, would be in addition to the advisory fees and other operating expenses charged to the fund. In addition, private investment companies are not registered with the SEC and may not be registered with any other regulatory authority. Accordingly, they are not subject to certain regulatory requirements and oversight to which other registered issuers are subject. There may be very little public information available about their investments and performance. Moreover, because sales of shares of private investment companies are generally restricted to certain qualified purchasers, such shares may be illiquid and it could be difficult for the fund to sell its shares at an advantageous price and time. Finally, because shares of private investment companies are not publicly traded, a fair value for the fund's investment in these companies typically will have to be determined under policies approved by the Board of Directors.

     The Investment Company Act of 1940 ("1940 Act") provides that the fund may not purchase or otherwise acquire the securities of other "investment companies" (as defined in the 1940 Act) if, as a result of such purchase or acquisition, it would own: (i) more than 3% of the total outstanding voting stock of any investment company; (ii) securities issued by any one investment company having value in excess of 5% of the fund's total assets; or (iii) securities issued by all investment companies having an aggregate value in excess of 10% of the fund's total assets.

The fund will invest in the securities of other investment companies, including private investment companies, when, in the adviser's judgment, the potential benefits of the investment justify the expense and risk of investing in such investment companies.

Securities of Exchange-Traded Funds

     The fund may invest in the securities of exchange traded funds ("ETFs"). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the "Underlying Assets"). The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based, sector or international index, or to provide exposure to a particular industry sector or asset class. An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities, and other financial instruments generally, and other market factors.

     The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

     To the extent an ETF is an investment company, as discusse above, the limitations applicable to the fund's ability to purchase securities issued by other investment companies will apply.


Short Sales

The fund intends from time to time to sell securities short. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in the hope of purchasing the same security at a later date at a lower price. There can be no assurance that the fund will be able to close out a short position (i.e., purchase the same security) at any particular time or at an acceptable or advantageous price. To make delivery to the buyer, the fund must borrow the security from a broker-dealer through which the short sale is executed, and the broker-dealer delivers the security, on behalf of the fund, to the buyer. The broker-dealer is entitled to retain the proceeds from the short sale until the fund delivers to such broker-dealer the security sold short. In addition, the fund is required to pay to the broker-dealer the amount of any dividends or interest paid on shares sold short.

To secure its obligation to deliver the security sold short to such broker-dealer, the fund must segregate an amount of cash or liquid securities with its custodian equal to the difference between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of these requirements, the fund will not gain any leverage merely by selling short, except to the extent that it earns interest and other income or gains on the immobilized cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

The fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the fund receives the proceeds of the sale. The fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

The fund will realize a gain if the price of a security declines between the date of the short sale and the date on which the fund purchases a security to replace the borrowed security. On the other hand, the fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security.

There is also a risk that a borrowed security will need to be returned to the broker-dealer on short notice. If the request for the return of a security occurs at a time when other short sellers of the security are receiving similar requests, a "short squeeze" can occur, meaning that the fund might be compelled, at the most disadvantageous time, to replace the borrowed security with a security purchased on the open market, possibly at prices significantly in excess of the proceeds received earlier.

Rule 10a-1 under the Securities Exchange Act of 1934 provides that exchange-traded shares can be sold short only at a price that is higher than the last trade or the same as the last trade price if that price is higher than the price of the previous reported trade. The requirements of Rule 10a-1 can delay, or in some cases prevent, execution of short sales, resulting in opportunity costs and increased exposure to market action.

The fund may also make short sales "against the box," meaning that at all times when a short position is open the fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. Short sales "against the box" result in a "constructive sale" and require the fund to recognize any taxable gain unless an exception to the constructive sale rule applies.

Short sales may afford the fund an opportunity to earn additional current income to the extent it is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the fund's short positions remain open. The fund believes that some broker-dealers may be willing to enter into such arrangements, but there is no assurance that it will be able to enter into such arrangements to the desired degree.

Options, Futures and Other Strategies


GENERAL. The fund may invest in certain options, including but not limited to long-term equity options, sometimes referred to as LEAPS (long-term equity anticipation securities); futures contracts (sometimes referred to as "futures"); options on futures contracts; forward currency contracts; swaps; caps; floors; collars; indexed securities; and other derivative instruments (collectively, "Financial Instruments") to attempt to increase the fund's return, as a substitute for investing directly in a security or other asset, or to attempt to hedge its investments. The fund's adviser may, however, determine not to hedge particular risks, and the fund may be completely unhedged at any point in time. Because of the leverage that may be provided to the fund, investments in Financial Instruments may be more volatile than a direct investment in the underlying security or other asset.

Generally, the fund may purchase and sell any type of Financial Instrument in an attempt to achieve the fund's investment objective.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, the fund's ability to use Financial Instruments may be limited by tax considerations. See "Additional Tax Information."

To the extent that the fund enters into futures contracts, options on futures contracts and/or options on foreign currencies traded on a CFTC-regulated exchange, in each case in which such transactions are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the fund's assets that are at risk in futures contracts, options on futures contracts and currency options.


In addition to the instruments, strategies and risks described below, the adviser expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The adviser may utilize these opportunities to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The fund's Prospectuses or this Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectuses.

FINANCIAL INSTRUMENTS AND HEDGING. The fund may use Financial Instruments for hedging purposes. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund's portfolio. Thus, in a short hedge the fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, the fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns. Rather, it relates to a security that the fund intends to acquire. If the fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund's portfolio is the same as if the transaction were entered into for speculative purposes.

The fund may also invest in Financial Instruments that relate to indices in an attempt to hedge against price movements in market sectors in which the fund has invested or expects to invest. Financial Instruments on debt securities may also be used to hedge either individual securities or broad debt market sectors. The fund's adviser may, however, determine not to hedge particular risks, and the fund may be completely unhedged at any point in time.


SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon the adviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to increase return or reduce risk.


(2) When Financial Instruments are used for hedging purposes, there might be an imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.


Because there is a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the fund's current or anticipated investments exactly. The fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.


(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the fund entered into a short hedge because the adviser projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not attempted to hedge at all.

(4) As described below, the fund might be required to maintain segregated assets as "cover" or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

(5) The fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the fund.

     COVER. Transactions using Financial Instruments, other than purchased options, expose the fund to an obligation to another party. The fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts, or forward contracts or (2) cash and liquid assets held in a segregated account with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, segregate cash or liquid assets in the prescribed amount as determined daily.


Assets used as cover cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the fund's assets for cover or segregation could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

OPTIONS. The fund may invest in options to attempt to increase its return, as a substitute for investing directly in security, or to attempt to hedge its investments.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, currencies and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall or fail to rise. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

A type of put that the fund may purchase is an "optional delivery standby commitment," which is entered into by parties selling debt securities to the fund. An optional delivery standby commitment gives the fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the put option is outstanding, regardless of price changes. When writing an option on a futures contract, the fund will be required to make margin payments as more fully described below under the heading FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

In return for the receipt of the premium, the writer of a call option assumes the obligation to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.


The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

RISKS OF OPTIONS ON SECURITIES. Options offer large amounts of leverage, which will result in the fund's net asset value being more sensitive to changes in the value of the related instrument. The fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

The fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an OTC option position at any time prior to its expiration.

If the fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing transaction for a covered call option written by the fund could leave the fund unable to prevent material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDICES. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When the fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund's exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

RISKS OF OPTIONS ON INDICES. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when the fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the fund as the call writer will not learn that the fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Assets used as cover for OTC options may be considered illiquid as described under "Illiquid and Restricted Securities."

Generally, OTC foreign currency options used by the fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The fund may invest in futures contracts and options on futures contracts to attempt to increase its return or to attempt to hedge its investments.


In addition, futures strategies can be used to manage the average duration of the fund's fixed-income portfolio. If the adviser wishes to shorten the average duration of the fund's fixed-income portfolio, the fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser wishes to lengthen the average duration of the fund's fixed-income portfolio, the fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the fund's obligations to or from a futures broker. When the fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the adviser may still not result in a successful transaction. The adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.


INDEX FUTURES. The fund may invest in index futures to attempt to increase its return or to attempt to hedge its investments. When index futures are used for hedging purposes, the risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of the fund's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, the fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where the fund has sold index futures contracts to hedge against decline in the market, the overall market may advance and the value of the particular securities held in the portfolio may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.


Where index futures are purchased to hedge against a possible increase in the price of securities before the fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.


FOREIGN CURRENCY INVESTMENTS -- SPECIAL CONSIDERATIONS. The fund may use options and futures contracts on foreign currencies (including the euro), as described above, and forward currency contracts and swap agreements, as described below, to attempt to increase the fund's return or to attempt to hedge against movements in the values of the foreign currencies in which the fund's securities are denominated.

Currency hedges can protect against price movements in a security that the fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes. The fund's adviser may, however, determine not to hedge particular risks, and the fund may be completely unhedged at any point in time.


The fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.


The success of foreign currency investing depends on the adviser's skill in analyzing and predicting currency values. Currency investing may substantially change the fund's exposure to changes in currency exchange rates and could result in losses to the fund if currencies do not perform as the adviser anticipates. There is no assurance that the adviser's currency investments will be advantageous to the fund or that, when these investments are used as a hedge, the hedge will be implemented at an appropriate time. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term investment strategy is highly uncertain.

FORWARD CURRENCY CONTRACTS. The fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.


The fund may use forward currency contracts to attempt to increase the fund's return. The fund could use forward currency contracts to increase its exposure (long or short) to foreign currencies that the adviser believes might rise or fall in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the fund owned securities denominated in a foreign currency and the adviser believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

The fund may use forward currency contracts as long hedges; for example, the fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, the fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency.


The fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.


The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the fund might need to purchase or sell foreign currencies in the spot (i.e., cash) market to the extent such foreign currencies are not covered by forward currency contracts.


The cost to the fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

COMBINED POSITIONS. The fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

TURNOVER. The fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.


SWAPS, CAPS, FLOORS and COLLARS. The fund may enter into swaps, caps, floors and collars to attempt to increase the fund's return, to attempt to preserve a return or a spread on a particular investment or portion of its portfolio, or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.


Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of the fund's investments and its share price and yield because, and to the extent, these agreements affect the fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

Swap agreements will tend to shift the fund's investment exposure from one type of investment to another. For example, if the fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

The creditworthiness of firms with which the fund enters into swaps, caps, floors, or collars will be monitored by the adviser. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the fund's custodian that satisfies the requirements of the 1940 Act. The fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the fund. The adviser and the fund believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the fund's borrowing or the restriction on senior securities. The fund understands that the position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid investments. See "Illiquid and Restricted Securities."


INDEXED SECURITIES. Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities or other financial indicators. Indexed securities typically are debt securities or deposits whose value at maturity and/or coupon rate is determined by reference to a specific instrument or statistic. Indexed securities do not include mutual funds, exchange-traded funds, or other pooled investment vehicles that make investments designed to track the performance of a particular market index or other indicator. The performance of indexed securities fluctuates (either directly or inversely, depending upon the instrument) with the performance of the index, security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their value may substantially decline if the issuer's creditworthiness deteriorates. The value of some indexed securities varies according to a multiple of the underlying securities, and so will be more volatile than the underlying investments and may have a leverage like effect on the fund. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies. The U.S. Treasury issues securities whose principal value is indexed to the Consumer Price Index (also known as "Treasury Inflation-Indexed Securities").


The fund will purchase indexed securities only of issuers that its adviser determines present minimal credit risks and will monitor the issuer's creditworthiness during the time the indexed security is held. The adviser will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stock or as a separate asset class for purposes of the fund's investment allocations, depending on the individual characteristics of the securities.

Securities Lending

The fund may lend portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the fund's custodian. During the time the securities are on loan, the borrower will pay the fund an amount equivalent to any dividends or interest paid on such securities, and the fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the fund or the borrower. The fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The risks of securities lending are similar to those of repurchase agreements.

Repurchase Agreements


When cash is temporarily available, or for temporary defensive purposes, the fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The fund will enter into repurchase agreements only with financial institutions determined by the fund's adviser to present minimal risk of default during the term of the agreement.


Repurchase agreements are usually for a term of one week or less, but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. The fund will not enter into repurchase agreements of more than seven days' duration if more than 15% of its net assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the fund could be delayed or limited. However, the fund's adviser monitors the creditworthiness of parties with which the fund may enter into repurchase agreements to minimize the prospect of such parties becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

When the fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to at least the repurchase amount including the interest factor. Such securities will be held for the fund by a custodian bank or an approved securities depository or book-entry system.


In determining its status as a diversified fund, the fund, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.

Leverage

The fund may employ "leverage" by borrowing money and using it to purchase additional securities. Leverage increases both investment opportunity and investment risk. If the investment gains on the securities purchased with borrowed money exceed the interest and other costs of borrowing, the net asset value of the fund's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost on borrowings, or if there are losses, the net asset value of the fund's shares will decrease faster than would otherwise be the case. To reduce its borrowing, the fund might be required to sell securities at a disadvantageous time. The fund will incur interest expense on any money borrowed, and the fund may therefore have little or no investment income during periods of substantial borrowings.


                           ADDITIONAL TAX INFORMATION

The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state, local or foreign taxes that might apply to them.

General

To continue to qualify for treatment as a RIC under the Code, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income, the excess of net short-term capital gain over net long-term capital loss, and any net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies

("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.


By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the fund failed to qualify for that treatment for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and
(2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is "qualified dividend income," which is subject to a maximum federal income tax rate of 15% (described in the Prospectuses)) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.


The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and Other Distributions and Redemption of Shares


Dividends and other distributions the fund declares in December of any year that are payable to its shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.


A portion of the dividends from the fund's investment company taxable income (whether paid in cash or reinvested in fund shares) may be eligible for (1) the 15% maximum rate of federal income tax applicable to "qualified dividend income" that individual shareholders receive and (2) the dividends-received deduction allowed to corporations. The eligible portion for purposes of the 15% rate may not exceed the aggregate dividends it receives from domestic corporations and certain foreign corporations, whereas only dividends the fund receives from domestic corporations are eligible for purposes of the dividends-received deduction. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. The fund's distributions of net capital gain ("capital gain distributions") do not qualify for the dividends-received deduction.

If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the investor would pay full price for the shares and receive some portion of the price back as a taxable distribution.


Capital gain distributions the fund makes will be subject to federal income tax at a maximum rate of 15% for individual shareholders. In addition, any capital gain an individual shareholder realizes on a redemption during that period of his or her fund shares held for more than one year will qualify for that maximum rate.

Foreign Taxes

Dividends and interest the fund receives, and gains it realizes, from foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Passive Foreign Investment Companies


The fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate applicable to "qualified dividend income."


If the fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then, in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each taxable year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


The fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.


Options, Futures, Forward Currency Contracts and Foreign Currencies

The use of Financial Instruments, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) -- and gains from options, futures and forward currency contracts the fund derives with respect to its business of investing in securities or foreign currencies will -- be treated as qualifying income under the Income Requirement.


Some futures, foreign currency contracts and "non-equity" options (i.e., certain listed options, such as those on a "broad-based" securities index) in which the fund may invest will be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts the fund holds at the end of its taxable year, other than contracts with respect to which it has made a "mixed straddle election," must be "marked-to-market" (that is, treated as having been sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on such deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount the fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to it. The fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income), and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.


When a covered call option written (sold) by the fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by the fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

Code section 1092 (dealing with straddles) also may affect the taxation of Financial Instruments in which the fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward currency contracts are positions in personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to a transaction where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and certain "short sale" rules applicable to straddles. If the fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the fund of straddle transactions are not entirely clear.

Other

If the fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract the fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The fund offers three classes of shares -- Primary Class shares, Institutional Class shares and Financial Intermediary Class shares. Other classes of shares may be offered in the future. Primary Class shares are available from Legg Mason, certain of its affiliates and unaffiliated entities having an agreement with Legg Mason. Institutional Class shares are available only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in the fund. Institutional Class shares are also offered to the Legg Mason Core4College 529 Plan, a college savings vehicle. In addition, Institutional Class shares are offered to institutional clients of Legg Mason Trust, fsb for which it exercises discretionary investment or management responsibility and accounts of the customers with such Institutional Clients ("Customers"). Institutional Class shares are also offered for sale to employees of Legg Mason Funds Management, Inc. ("LMFM") and spouses and children of such persons. Many of the parameters governing Customers' investments will be established by their institutions. Financial Intermediary Class shares are available only to institutional investors who have at least $50 million in investable assets and who invest at least $1 million in the fund. Institutional clients may purchase shares for Customer accounts maintained for individuals. Primary Class shares are available to all other investors.


If your check to purchase shares is not honored by the institution on which it is drawn, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

Future First(R) Systematic Investment Plan and Transfer of Funds from Financial Institutions

If you invest in Primary Class shares, the Prospectus for those shares explains that you may buy additional shares through the Future First(R) Systematic Investment Plan. Under this plan you may arrange for automatic monthly investments in Primary Class shares of $50 or more by authorizing Boston Financial Data Services ("BFDS"), the fund's transfer agent, to transfer funds each month from your Legg Mason brokerage account ("Brokerage Account"), your checking/savings account, or another Legg Mason fund to be used to buy additional shares. Legg Mason will send an account statement monthly. The transfer will also be reflected on your Legg Mason account statement or your regular checking account statement. You may terminate the Future First(R) Systematic Investment Plan at any time without charge or penalty.

You may also buy additional Primary Class shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly from your checking/savings account for investment in Primary Class shares of the fund.


Systematic Withdrawal Plan

Primary Class Shares

Shareholders of the fund's Primary Class shares are eligible to participate in the Legg Mason Systematic Withdrawal Plan. Any account with a net asset value of $5,000 or more ($1,000 or more for individual retirement accounts ("IRAs") and Coverdell Education Savings Accounts ("Coverdell ESAs")) may elect to make withdrawals of a minimum of $50 on a monthly basis. Except for IRAs and Coverdell ESAs, there are three ways to receive payment of proceeds of redemptions made through the Systematic Withdrawal Plan: (1) Credit to brokerage account - fund shares can be redeemed on any business day of the month and the proceeds will be credited to the brokerage account in approximately two business days; (2) Check mailed by the fund's transfer agent - fund shares will be redeemed on the 25th of each month or next business day and a check for the proceeds will be mailed within three business days; or (3) ACH to checking or savings account - redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Credit to a brokerage account is the only option available to IRAs and Coverdell ESAs. You may change the monthly amount to be paid to you without charge by notifying Legg Mason or the affiliate with which you have an account. You may terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by contacting your Legg Mason Financial Advisor or Legg Mason Funds Investor Services. The fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

Institutional and Financial Intermediary Class Shares

Shareholders of the fund's Institutional Class or Financial Intermediary Class shares with an initial net asset value of $1,000,000 or more are eligible to participate in the Legg Mason Institutional Funds Systematic Withdrawal Plan. Receipt of payment of proceeds of redemptions made through the Systematic Withdrawal Plan will be wired through ACH to your checking or savings account - redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Requests must be made in writing to Legg Mason Institutional Funds to participate in, change or discontinue the Systematic Withdrawal Plan. You may change the monthly amount to be paid to you or terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by notifying Legg Mason Institutional Funds. The fund, its transfer agent, and Legg Mason Institutional Funds also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

In General

The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified.

Redemptions will be made at the net asset value per share determined as of the close of regular trading on the New York Stock Exchange ("Exchange") (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading on the Exchange on the next day the Exchange is open. If the redemption option designated is the last day of the month and the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the previous day the Exchange was open.


Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.


Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan, because there are tax disadvantages associated with such purchases and withdrawals. The fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, Primary Class shareholders who maintain a Systematic Withdrawal Plan may not make periodic investments under the Future First(R) Systematic Investment Plan.


Other Information Regarding Redemptions

The fund reserves the right to modify or terminate the wire, telephone or Internet redemption services described in the Prospectuses and this SAI at any time.

The date of payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by the fund or its distributor, except (i) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

Clients of certain institutions that maintain omnibus accounts with the fund's transfer agent may obtain shares through those institutions. Such institutions may receive payments from the fund's distributor for account servicing, and may receive payments from their clients for other services performed. Investors may be able to purchase shares from Legg Mason without receiving or paying for such other services.

Redemption In-Kind


The fund reserves the right, under certain conditions, to honor any request for a redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. The fund does not redeem "in-kind" under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the fund's shareholders as a whole. A redemption in-kind may be considered the sale of securities by the fund to the party receiving the securities. Redemptions in-kind will not be done with Legg Mason or other affiliated persons of the fund except as permitted by SEC rules or orders, or other interpretive guidance from regulators.

                            VALUATION OF FUND SHARES

Net asset value of the fund's shares is determined daily for each class as of the close of regular trading on the Exchange, on every day the Exchange is open, by dividing the value of the total assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. As described in the Prospectuses, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange are normally valued at last sale prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Other OTC securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. The fund values its foreign securities in U.S. dollars on the basis of foreign currency exchange rates prior to the close of trading on the Exchange, generally, 2:00 p.m., Eastern time. All other securities are valued at fair value as determined under procedures approved by the Corporation's Board of Directors. The fund may also use fair value pricing instead of market quotations to value securities if, because of special circumstances, the fund believes fair value pricing would more accurately reflect the price it expects to realize on a current sale of the securities. Premiums received on the sale of put or call options are included in the net asset value of each class, and the current market value of options sold by the fund will be subtracted from net assets of each class.

Disclosure of Portfolio Holdings

        The Board of Directors of the fund has adopted the following guidelines with respect to the disclosure of the fund's portfolio securities. The fund's Board believes these policies are in the best interests of the fund and that they strike an appropriate balance between the desire of investors for information about the fund's portfolio holdings and the need to protect the fund from potentially harmful disclosures. The extent of these disclosures and when they will be made was reviewed and approved by Board upon the recommendations of the fund's investment adviser. The Board will be provided with reports regarding any determinations made by the Chief Legal Officer pursuant to the policy and any other material issues arising under the policies and will exercise oversight over the operation of the policies.

     Policy. Except as described below, no portfolio holdings information of the fund shall be provided to any individual, investor, or other person or entity unless specifically authorized by the fund's Chief Legal Officer or a person authorized by the Chief Legal Officer.

     Public Disclosure of Portfolio Holdings. The fund distributes complete portfolio holdings information to its shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period ends. Such semi-annual and annual reports are also made available to the public through postings at the same time on the Legg Mason Funds website www.leggmasonfunds.com. Additionally, complete portfolio information is filed with the SEC on Form N-Q for the first and third quarters of the fiscal year. The fund's Form N-Q filings are available at the website of the SEC at http://www.sec.gov.

         Complete fund portfolio holdings information as of quarter end may be disclosed no sooner than the last business day of the month following quarter-end, provided that such information has been made available to the public through postings on the fund's website at least one day previously.

         Partial information concerning the fund's portfolio holdings (such as top ten holdings) may be provided to fund shareholders and other persons in fact sheets and other formats on a monthly or quarterly basis no sooner than 11 business days after quarter or month end, provided that such information has made available to the public through postings on the fund's website at least one day previously.

         Complete or partial portfolio holdings information may be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, provided that such information is based only on the latest holdings information publicly available in accordance with the fund's guidelines.

     Non-Public Dissemination of Portfolio Holdings Information. From time to time, portfolio holdings that are not publicly available may be required by third parties in order to perform various services for the fund. Such entities may be provided with information more current than the latest publicly-available portfolio holdings only if the Chief Legal Officer of the fund determines that
1) more current information is necessary in order for the third party to complete its task, 2) the fund has a legitimate need for disclosing the information, and 3) the third party has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of the information. No consideration may be received by any party for providing non-public fund portfolio information to any third party, except consideration received by the fund in connection with the services being provided to it by the third party which receives the non-public information. The investment adviser and its affiliates shall not be deemed to have received consideration solely by the fact that services provided to the fund may result in sales of fund shares.

     At the present time the fund has ongoing arrangements with the following parties to provide them with non-public portfolio holdings information:

Service Providers:

State Street Bank and Trust Company - Information is provided daily with no time lag.

Ernst & Young LLP - Information is provided as needed with no time lag.

Kirkpatrick & Lockhart Nicholson Graham LLP - Information is provided with Board materials approximately four to six weeks after quarter-end and may be provided at other times as needed.

Institutional Shareholer Services - Information is provided daily with no lag time.

Other Third Parties:

Lipper Analytical Services Corporation - Information is provided quarterly with a time lag of five business days.

Russell/Mellon Analytical Services - Information is provided monthly with a lag time of 3 business days.
                                       27

         In all cases the party receiving the information has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purposes(s) and not to trade securities on the basis of such information.

         Additionally, the fund may occasionally reveal certain of its current portfolio securities to broker dealers in connection with that broker dealer executing securities transactions on behalf of the fund. In such a case, the fund has not entered into a formal confidentiality agreement with the broker dealer but relies on the broker dealer's obligations based on statutes, rules, and fiduciary obligations, not to trade based on the information or otherwise use it improperly. The fund would not continue to conduct business with a broker/dealer whom the fund's investment adviser believed was misusing the disclosed information.

         The fund's Board of Directors, officers, and certain Legg Mason employees, including funds accounting, legal, compliance, marketing, administrative personnel and members of certain Legg Mason committees or groups, have access to the fund's portfolio basis prior to the time it is made public. All such persons are subject to a Code of Ethics that requires that portfolio information be kept confidential.

         The fund may also provide certain information (other than complete portfolio holdings) that is related to the fund's portfolio holdings or derived from the fund's portfolio holdings to individual and institutional shareholders, prospective shareholders, intermediaries working on behalf of these persons (including consultants and fiduciaries of 401(k) plans), and the media even if the information has not been made publicly available on the fund's website or in other published form, so long as the Chief Legal Officer determines that the fund has a legitimate business purpose for disclosing the information and the dissemination cannot reasonably give the recipient an advantage in trading fund shares or in any other way harm the fund or its shareholders.

1- A small number of portfolio holdings (including information that the fund no longer holds a particular security). However, information about a security may not be released if it could reasonably be seen to interfere with the current or future purchase or sale activities of the fund or is contrary to applicable law. In this respect, information about intended or ongoing transactions may not be released. However, such disclosure may not be made pursuant to ongoing arrangements with third parties to make such information available.

2- General information about the fund's portfolio holdings that cannot be used to determine the fund's portfolio holdings or any portion thereof. This would include such characteristics of the fund as portfolio volatility, median capitalization, percentages of international and domestic securities, sector allocations, yields, performance attribution, types of bonds, term structure exposure, bond maturities, and duration.

         The Chief Legal Officer may authorize another person to make the determinations required under this policy. If consistent with the best interests of the fund and its shareholders, such determinations (whether made by the Chief Legal Officer or his/her designee) do not necessarily need to be made each time the information is disclosed. For example, such determinations may be made with respect to general categories or information or a particular type of information disclosed to a particular third party or category of third party.


                             PERFORMANCE INFORMATION
Total Return Calculations

Average annual total return quotes used in the fund's advertising and other promotional materials ("Performance Advertisements") are calculated separately for each class according to the following formulas:
         Before-Tax

                  P(1+T)n           =       ERV

where:            P         =        a hypothetical initial payment of $1,000
                  T         =        average annual total return
                  n         =        number of years

                  ERV       =        ending redeemable value of a
                                     hypothetical $1,000 payment
                                     made at the beginning of
                                     the 1-, 5-, or 10-year
                                     periods at the end of the
                                     1-, 5-, or 10-year periods
                                     (or fractional portion
                                     thereof).
         After-Tax Pre-liquidation return (average annual total return after taxes on distributions):

                  P(1+T)n  =        ATVD

where:            P        =       a hypothetical initial payment of $1,000
                  T        =       average annual total return (after taxes on
                                   distributions)
                  n        =       number of years
                  ATVD     =       ending value of hypothetical $1,000 payment
                                   made at the beginning of the 1-, 5-, or 10-yr periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) after taxes on fund distributions but not after taxes on redemption.

         Post-liquidation return (average annual total return after taxes on distributions and on redemption)
                  P(1+T)n           =       ATVDR

(Assumptions are the same, except that "DR" calculates the ending value after taxes on distributions and on redemption.)

Under the foregoing formulas, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last business day of the most recent available quarter prior to submission of the Performance Advertisements for publication. During times of market volatility, performance may vary greatly from the reported quarter-end average annualized returns; please contact your Legg Mason Financial Advisor, Legg Mason Funds Investor Services, or www.leggmasonfunds.com (Primary Class shares) or www.lminstitutionalfunds.com (Institutional Class and Financial Intermediary Class shares) for more current performance information. Total return, or "T" in the formulas above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by the fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

               TAX-DEFERRED QUALIFIED PLANS - PRIMARY CLASS SHARES

Investors may invest in Primary Class shares of the fund through IRAs, simplified employee pension plans ("SEPs"), savings incentive match plans for employees ("SIMPLES"), other qualified retirement plans and Coverdell ESAs (collectively, "qualified plans"). In general, income earned through the investment of assets of qualified plans is not taxed to their beneficiaries until the income is distributed to those beneficiaries (or, in the case of Roth IRAs and Coverdell ESAs, not at all if certain conditions are satisfied). Investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your Legg Mason Financial Advisor or other entity offering the fund's shares for further information with respect to these plans.

Individual Retirement Account - IRA

TRADITIONAL IRA. Certain Primary Class shareholders who receive compensation, including earnings from self-employment, may establish and make contributions to an IRA. Your IRA contributions can be tax-deductible if neither you nor your spouse is an active participant in a qualified employer or government retirement plan. If you or your spouse is an active participant in such a plan, your IRA contribution may be deductible, in whole or in part, depending on the amount of your and your spouse's combined adjusted gross income. In addition, all earnings grow tax-deferred until withdrawn, at which point distributions are taxed as ordinary income to you, usually after age 59 1/2, when you may be in a lower tax bracket. Withdrawals made before age 59 1/2 are generally subject to a 10% penalty.

ROTH IRA. Unlike a traditional IRA, a Roth IRA is only available to individuals who meet certain "modified adjusted gross income" (MAGI) limitations. Under certain circumstances, a traditional IRA may be converted to a Roth IRA; these conversions are, however, subject to federal income tax.

Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to conversions of a traditional IRA the conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

Simplified Employee Pension Plan - SEP

Legg Mason makes available to corporate and other employers a SEP for investment in Primary Class shares of the fund.

Savings Incentive Match Plan for Employees - SIMPLE

An employer with no more than 100 employees that does not maintain another qualified retirement plan may establish a SIMPLE, either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified retirement plans, allows certain employees to make elective contributions of up to certain amounts each year and requires the employer to make matching contributions of up to 3% of each such employee's salary or a 2% non-elective contribution.

Coverdell Education Savings Account - Coverdell ESA

Although not technically for retirement savings, a Coverdell ESA provides a vehicle for saving for a child's education. A Coverdell ESA may be established for the benefit of any minor, and any person whose MAGI does not exceed certain levels may contribute to a Coverdell ESA, subject to certain annual limits on contributions. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a qualified family member).

For further information regarding any of the above qualified plans, including MAGI limitations, contact your financial adviser or Legg Mason Funds Investor Services at 1-800-822-5544.

Withholding

Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified retirement plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.

                             MANAGEMENT OF THE FUND

Under applicable law, the Board of Directors is responsible for management of the Corporation and provides broad supervision over its affairs. The Corporation's officers manage the day-to-day operations of the Corporation under the general direction of the Corporation's Board of Directors.

The standing committees of the Board of Directors include an Audit Committee, a Nominating Committee and an Independent Directors Committee. All directors who are not "interested persons" of the Corporation, as defined in the 1940 Act, are members of all three committees.


The Audit Committee meets at least twice a year with the Corporation's independent registered public accounting firm and officers to consider issues relating to the accounting principles used by the Corporation, the auditor's assessment of the adequacy of internal controls, the qualifications and fees of the independent registered public accounting firm, the scope of the audit services and any permissible non-audit services for which they are retained, and other matters. The Nominating Committee meets as necessary to review and nominate candidates for positions as directors, to fill vacancies on the Board of Directors, and to evaluate the performance of directors. The selection and nomination of candidates to serve as independent directors to the fund is committed to the discretion of the fund's current independent directors. The Independent Directors Committee considers matters related to fund operations and oversees issues related to the independent directors. During the last fiscal year, the Audit Committee met three times, the Nominating Committee met two times and the Independent Directors Committee met five times.


The table below provides information about the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. Shareholders may forward recommendations to the Fund Secretary at the above address.


--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
    Name and Age        Position(s)      Term of      Number of         Other            Principal Occupation(s)
                                       Office and     Funds in
                                        Length of   Fund Complex
                       Held With the      Time      -------------   Directorships
                        Corporation    Served (1)     Overseen           Held           During the Past Five Years
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
----------------------------------------------------------------------------------------------------------------------
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
Hearn, Ruby P.        Director         Since 2004   Director/      None              Senior Vice President Emerita
Age 65                                              Trustee of                       of The Robert Wood Johnson
                                                    all Legg                         Foundation since 2001.
                                                    Mason funds                      Formerly: Senior Vice President
                                                    consisting                       of The Robert Wood Johnson
                                                    of 23                            Foundation (1996-2001).
                                                    portfolios.
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
Lehman, Arnold L.     Director         Since 1998   Director/      None              Director of The Brooklyn Museum
Age 60                                              Trustee of                       of Art since 1997; Trustee of
                                                    all Legg                         American Federation of Arts
                                                    Mason funds                      since 1998.  Formerly: Director
                                                    consisting                       of The Baltimore Museum of Art
                                                    of 23                            (1979-1997).
                                                    portfolios.
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------

                                       31


--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
Masters, Robin J.W.   Director         Since 2002   Director/      None              Retired. Director of Bermuda
Age 49                                              Trustee of                       SMARTRISK (non-profit) since
                                                    all Legg                         2001. Formerly: Chief
                                                    Mason funds                      Investment Officer of ACE
                                                    consisting                       Limited (insurance) (1986-2000).
                                                    of 23
                                                    portfolios.
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
McGovern, Jill E.     Director         Since 1998   Director/      None              Chief Executive Officer of The
Age 60                                              Trustee of                       Marrow Foundation since 1993.
                                                    all Legg                         Formerly: Executive Director of
                                                    Mason funds                      the Baltimore International
                                                    consisting                       Festival (1991 - 1993); Senior
                                                    of 23                            Assistant to the President of
                                                                                     The Johns Hopkins University
                                                                                     (1986-1990).

--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
Mehlman, Arthur S.    Director         Since 2002   Director/      Trustee of the    Retired.  Director of The
Age 63                                              Trustee of     Royce Family of   League for People with
                                                    all Legg       Funds             Disabilities, Inc.; Director of
                                                    Mason funds    consisting of     University of Maryland
                                                    consisting     21 portfolios;    Foundation and University of
                                                    of 23          Director of       Maryland College Park
                                                    portfolios.    Municipal         Foundation (non-profits).
                                                                   Mortgage &        Formerly:  Partner, KPMG LLP
                                                                   Equity, LLC.      (international accounting firm)
                                                                                     (1972-2002).

--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
O'Brien, G. Peter     Director         Since 1999   Director/      Trustee of the    Trustee of Colgate University;
Age 59                                              Trustee of     Royce Family of   President of Hill House, Inc.
                                                    all Legg       Funds             (residential home care).
                                                    Mason funds    consisting of     Formerly: Managing Director,
                                                    consisting     21 portfolios;    Equity Capital Markets Group of
                                                    of 23          Director of       Merrill Lynch & Co. (1971-1999).
                                                    portfolios.    Renaissance
                                                                   Capital
                                                                   Greenwich
                                                                   Funds;
                                                                   Director of
                                                                   Technology
                                                                   Investment
                                                                   Capital Corp.
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
Rowan, S. Ford        Director         Since 2002   Director/      None              Consultant, Rowan & Blewitt
Age 61                                              Trustee of                       Inc. (management consulting);
                                                    all Legg                         Chairman, National Center for
                                                    Mason funds                      Critical Incident Analysis,
                                                    consisting                       National Defense University,
                                                    of 23                            since 2004; Director of Santa
                                                    portfolios.                      Fe Institute (scientific
                                                                                     research institute) since 1999;
                                                                                     Director of Annapolis Center
                                                                                     for Science-Based Public Policy
                                                                                     since 1995.
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------

                                       32


--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
Tarola, Robert M.     Director         Since 2004   Director/      None              Senior Vice President and Chief
Age 55                                              Trustee of                       Financial Officer of W. R.
                                                    all Legg                         Grace & Co. (specialty
                                                    Mason funds                      chemicals) since 1999.
                                                    consisting
                                                    of 23
                                                    portfolios.
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
----------------------------------------------------------------------------------------------------------------------
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
Curley Jr., John F.   Chairman and     Since 1998   Chairman and   None              Chairman of the Board of all
Age 65                Director                      Director/                        Legg Mason Funds.  Formerly:
                                                    Trustee of                       Vice Chairman and Director of
                                                    all Legg                         Legg Mason, Inc. and Legg Mason
                                                    Mason funds                      Wood Walker, Incorporated
                                                    consisting                       (1982-1998); Director of Legg
                                                    of 23                            Mason Fund Adviser, Inc.
                                                    portfolios.                      (1982-1998) and Western Asset
                                                                                     Management Company (1986-1998)
                                                                                     (each a registered investment
                                                                                     adviser).
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
Fetting, Mark R.      President and    President    Director/      Trustee of the    Senior Executive Vice President
Age 50                Director         since 2001   Trustee of     Royce Family of   of Legg Mason, Inc., Director
                                       and          all Legg       Funds             and/or officer of various Legg
                                       Director     Mason funds    consisting of     Mason affiliates since 2000.
                                       since 2002   consisting     21 portfolios.    Formerly: Division President
                                                    of 23                            and Senior Officer of
                                                    portfolios.                      Prudential Financial Group, Inc.
                                                                                     and related companies, including
                                                                                     fund boards and consulting services
                                                                                     to subsidiary companies (1991-2000);
                                                                                     Partner, Greenwich Associates; Vice
                                                                                     President, T. Rowe
                                                                                     Price Group, Inc.
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------

                                       33


--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
Murphy, Jennifer W.   Director         Since 1999   Director of    None              Chief Operations Officer of LMM
Age 40                                              one Legg                         LLC since 1999; Senior Vice
                                                    Mason fund                       President, COO, CFO and
                                                    consisting                       Director of Legg Mason Funds
                                                    of one                           Management, Inc. since 1998.
                                                    portfolio.                       Formerly: Director of Special
                                                                                     Projects, Legg Mason, Inc. 1995
                                                                                     - 1998.
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
----------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
----------------------------------------------------------------------------------------------------------------------
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
Karpinski, Marie K.   Vice President   Since 1998   Vice           None              Vice President and Treasurer of
Age 56                and Treasurer                 President                        all Legg Mason Funds.  Vice
                                                    and                              President and Treasurer of Legg
                                                    Treasurer of                     Mason Fund Adviser, Inc. and
                                                    all Legg                         Western Asset Funds, Inc.;
                                                    Mason funds                      Treasurer and Principal
                                                    consisting                       Financial and Accounting
                                                    of 23                            Officer of Pacific American
                                                    portfolios.                      Income Shares, Inc., Western
                                                                                     Asset Premier Bond Fund,
                                                                                     Western Asset/Claymore U.
                                                                                     S. Treasury Inflation Protected
                                                                                     Securities Fund, and Western
                                                                                     Asset/Claymore U.S. Treasury
                                                                                     Inflation Protected Securities
                                                                                     Fund 2.
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
Merz, Gregory T.      Vice President   Since 2003   Vice           None              Vice President and Deputy
Age 46                and Chief                     President                        General Counsel of Legg Mason,
                      Legal Officer                 and Chief                        Inc. since 2003. Formerly:
                                                    Legal                            Associate General Counsel,
                                                    Officer of                       Fidelity Investments
                                                    all Legg                         (1993-2002); Senior Associate,
                                                    Mason funds                      Debevoise & Plimpton
                                                    consisting                       (1985-1993).
                                                    of 23
                                                    portfolios.
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------
Olmert, Amy           Vice President   Since 2004   Vice           None              Senior Vice President of Legg
Age 41                and Chief                     President                        Mason, Inc. since 2004.  Chief
                      Compliance                    and Chief                        Compliance Officer of Western
                      Officer                       Compliance                       Asset Funds, Inc., Pacific
                                                    Officer of                       American Income Shares, Inc.,
                                                    all Legg                         Western Asset Premier Bond
                                                    Mason funds                      Fund, Western Asset/Claymore
                                                    consisting                       U.S. Treasury Inflation
                                                    of 23                            Protected Securities Fund, and
                                                    portfolios.                      Western Asset/Claymore U.s.
                                                                                     Treasury Inflation Protected
                                                                                     Securities Fund 2 since 2004.
                                                                                     Formerly:  Managing Director,
                                                                                     Deutsche Asset Management
                                                                                     (1997-2004).
--------------------- ---------------- ------------ -------------- ----------------- ---------------------------------

                                       34

(1) Officers of the Corporation are elected annually to serve until their successors are elected and qualified. Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.


Mr. Curley, Ms. Murphy and Mr. Fetting are considered to be interested persons, as defined in the 1940 Act, of the Corporation on the basis of their employment with the fund's investment adviser or its affiliated entities (including the fund's principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock. The following table shows each director's ownership of shares of the fund and of all the Legg Mason Funds served by the director as of December 31, 2004:

---------------------------------------- -------------------------------------- --------------------------------------
           Name of Director              Dollar Range of Equity Securities in          Aggregate Dollar Range
                                                                                          of Shares in the
                                                                                          Legg Mason Funds
                                             Legg Mason Opportunity Trust                 Owned by Director
---------------------------------------- -------------------------------------- --------------------------------------
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
----------------------------------------------------------------------------------------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Hearn, Ruby P.                                       None                            $10,001 - $50,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Lehman, Arnold L.                                Over $100,000                         Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Masters, Robin J.W.                            $10,001 - $50,000                     $50,001 - $100,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
McGovern, Jill E.                                    None                              Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Mehlman, Arthur S.                                   None                            $50,001 - $100,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
O'Brien, G. Peter                                Over $100,000                         Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Rowan, S. Ford                                   Over $100,000                         Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Tarola, Robert M.                                Over $100,000                         Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------
----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
----------------------------------------------------------------------------------------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Curley, John F., Jr.                                 None                              Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Fetting, Mark R.                                 Over $100,000                         Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Murphy, Jennifer W.                              Over $100,000                         Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------

The following table provides certain information relating to the compensation of the Corporation's directors. None of the Legg Mason Funds has any retirement plan for its directors. However, each director may participate in a deferred compensation plan as discussed below.


-------------------------------------------- ---------------------------------- --------------------------------------
        Name of Person and Position               Aggregate Compensation         Total Compensation from Corporation
                                                                                                 and
                                                                                            Fund Complex
                                                     From Corporation*                   Paid to Directors**
-------------------------------------------- ---------------------------------- --------------------------------------
----------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS:
----------------------------------------------------------------------------------------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

Hearn, Ruby P. - Director ***                              $____                               $_____
-------------------------------------------- ---------------------------------- --------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

Lehman, Arnold L. - Director                               $____                               $_____
-------------------------------------------- ---------------------------------- --------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

Masters, Robin J.W. - Director                             $____                               $_____
-------------------------------------------- ---------------------------------- --------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

McGovern, Jill E. - Director                               $____                               $_____
-------------------------------------------- ---------------------------------- --------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

Mehlman, Arthur S. - Director ****                         $____                               $_____
-------------------------------------------- ---------------------------------- --------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

O'Brien, G. Peter - Director ****                          $____                               $______
-------------------------------------------- ---------------------------------- --------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

Rowan, S. Ford - Director                                  $____                               $_____
-------------------------------------------- ---------------------------------- --------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

Tarola, Robert M. - Director ***                           $____                               $_____
-------------------------------------------- ---------------------------------- --------------------------------------
----------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTORS:
----------------------------------------------------------------------------------------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

Curley, John F., Jr. -                                     None                                 None
Chairman of the Board and Director
-------------------------------------------- ---------------------------------- --------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

Fetting, Mark R. - Director                                None                                 None
-------------------------------------------- ---------------------------------- --------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

Murphy, Jennifer W. - Director                             None                                 None
-------------------------------------------- ---------------------------------- --------------------------------------


* Represents compensation paid to the directors for the fiscal year ended December 31, 2004.

** Represents aggregate compensation paid to each director during the calendar year ended December 31, 2004. There are 12 open-end investment companies in the Legg Mason Funds, consisting of 23 portfolios.

***      Dr. Hearn and Mr. Tarola were elected as directors of the fund on August 11, 2004.

**** The total compensation paid to Messrs. Mehlman and O'Brien reflects compensation paid by The Royce Funds, consisting of 21 portfolios, in addition to that paid by the Legg Mason Funds.


Officers and directors who are interested persons of the Corporation, as defined in the 1940 Act, receive no salary or fees from the Corporation. For serving as a director/trustee of all of the Legg Mason mutual funds, each director who is not an interested person of the Corporation ("Independent Director") receives an annual retainer of $30,000 and a fee of $7,500 for each quarterly meeting he or she attends. The Lead Independent Director receives $10,000 per year and the Chair of the Board's Nominating Committee receives $2,500 per year in additional compensation for their additional time commitment. In addition, the Chair and Deputy Chair of the Board's Audit Committee receive $5,000 and $2,500 per year, respectively, for their additional time commitments. Independent Directors will also receive a fee of $3,750 or $1,250 for any special Board meetings they attend in-person or by telephone, respectively. These fees are allocated to each Legg Mason fund based on average net assets as of December 31 of the previous year. Individual directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for each Corporation and Trust. The Legg Mason Funds continue to reimburse Independent Directors for their travel and other out-of-pocket expenses related to their attendance of Board meetings.

[On March 31, 2005, the directors and officers of the Corporation beneficially owned in the aggregate less than 1% of any class of the fund's outstanding shares.]

     [On March 31, 2005, the following shareholders owned of record or beneficially 5% or more of a class of the outstanding shares of the fund. Unless otherwise indicated, each of the shareholders listed below may be contacted c/o the Fund at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.]

---------------------------------------- -------------------------------------- --------------------------------------
NAME and ADDRESS                         CLASS                                             % OF CLASS HELD
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
                                                                                                  %
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
                                                                                                  %
---------------------------------------- -------------------------------------- --------------------------------------

            THE FUND'S INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR

LMM, LLC ("LMM or the "manager"), a Delaware limited liability company, is 50% owned by Legg Mason, Inc. and 50% owned, directly or indirectly, by William H. Miller, III. LMM serves as the fund's investment adviser and manager under a Management Agreement ("Management Agreement"). Legg Mason Funds Management, Inc. ("LMFM" or the "adviser") serves as investment adviser to the fund under an Investment Advisory Agreement ("Investment Advisory Agreement") with LMM. Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to the fund under an Administrative Services Agreement ("Administrative Services Agreement") with LMM.

The address of LMM, LMFM and LMFA is 100 Light Street, Baltimore, Maryland 21202. LMFM and LMFA are wholly-owned subsidiaries of Legg Mason, Inc., a financial services holding company.

The Management Agreement provides that, subject to overall direction by the fund's Board of Directors, LMM manages or oversees the investment and other affairs of the fund. LMM is responsible for managing the fund consistent with the 1940 Act, the Code and the fund's investment objective and policies described in its Prospectuses and this SAI. The Management Agreement further provides that LMM is responsible, subject to the general supervision of the Corporation's Board of Directors, for the actual management of the fund's assets, including responsibility for making decisions and placing orders to buy, sell or hold a particular security.

[LMM receives for its services to the fund a management fee, calculated daily and payable monthly, at an annual rate of 1.00% of the average daily net assets of the fund up to $100 million and 0.75% of its average daily net assets in excess of $100 million. LMM has agreed to waive its fees for the fund to the extent necessary to limit expenses related to Primary Class shares, Institutional Class shares, and Financial Intermediary Class shares (exclusive of taxes, interest, brokerage and extraordinary expenses) to an annual rate of 1.99%, 0.99%, and 1.24%, respectively, of average net assets attributable to these classes of shares until April 30, 2006. The fund has agreed to pay the manager for waived fees and reimbursed expenses provided that payment does not cause the fund's annual operating expenses to exceed 1.99% of the average net assets of the Primary Class shares, 0.99% of the average net assets of the Institutional Class shares, and 1.24% of the average net assets of the Financial Intermediary Class shares and the payments are made within three years after the year in which the manager earned the fee or incurred the expense.]

For the fiscal years ended December 31, the fund paid LMM management fees of (prior to fees waived):

------------------------------ ------------------------------------
            Year                      Management Fees Paid
------------------------------ ------------------------------------
------------------------------ ------------------------------------
            2004                             $________
------------------------------ ------------------------------------
------------------------------ ------------------------------------
            2003                           $15,621,494
------------------------------ ------------------------------------
------------------------------ ------------------------------------
            2002                           $12,419,463
------------------------------ ------------------------------------

[For the fiscal years ended December 31, 2002, 2003 and 2004, LMM waived no management fees.]

Under the Investment Advisory Agreement, LMFM regularly provides investment research, advice, management and supervision; otherwise assists in determining from time to time what securities will be purchased, retained or sold by the fund; and implements decisions to purchase, retain or sell securities made on behalf of the fund, all subject to the supervision of LMM and the general supervision of the Corporation's Board of Directors. LMFM also places orders for the fund either directly with the issuer or with any broker or dealer; provides advice and recommendations with respect to other aspects of the business and affairs of the fund; and performs such other functions of management and supervision as may be directed by the Board of Directors of the Corporation and LMM.

[For LMFM's advisory services to the fund, LMM (not the fund) pays LMFM a fee, calculated daily and payable monthly, of 0.10% of the average daily net assets of the fund up to $100 million and 0.05% of the average daily net assets of the fund in excess of $100 million. ]

For the fiscal years ended December 31, the following advisory fees were paid by LMM to LMFM (net of any waivers):

------------------------------ --------------------------------------
            Year                        Advisory Fees Paid
------------------------------ --------------------------------------
------------------------------ --------------------------------------
            2004                                $_______
------------------------------ --------------------------------------
------------------------------ --------------------------------------
            2003                              $1,074,758
------------------------------ --------------------------------------
------------------------------ --------------------------------------
            2002                                $861,297
------------------------------ --------------------------------------


Under the Administrative Services Agreement, LMFA: (a) furnishes the fund with office space and executive and other personnel necessary for the operation of the fund; (b) supervises all aspects of the fund's operations; (c) bears the expense of certain informational and purchase and redemption services to the fund's shareholders; (d) arranges, but does not pay for, the periodic updating of prospectuses and preparing proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) reports regularly to the fund's officers and directors. LMFA and its affiliates pay all compensation of directors and officers of the fund who are officers, directors or employees of LMFA. The fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and setting in type prospectuses, proxy statements and reports to shareholders and of printing and distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to the fund's distributor, compensation of the independent directors, organizational expenses, legal and audit expenses, insurance expense, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees, and expenses incurred in connection with membership in investment company organizations. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The fund may also have an obligation to indemnify its directors and officers with respect to litigation.

For its services to the fund, LMM (not the fund) pays LMFA a fee, calculated daily and payable monthly, of 0.05% of the average daily net assets of the fund. LMFA has agreed to waive all fees payable to it under the agreement indefinitely. [LMM did not pay LMFA any fees under the Administrative Services Agreement during fiscal years 2002, 2003 and 2004.]

Under the Management Agreement, Investment Advisory Agreement and Administrative Services Agreement, LMM, LMFM and LMFA, respectively, will not be liable for any error of judgment or mistake of law or for any loss by the fund in connection with the performance of the Management Agreement, Investment Advisory Agreement or Administrative Services Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the respective agreement.

The Management Agreement, Investment Advisory Agreement and Administrative Services Agreement each terminate automatically upon assignment and are terminable at any time without penalty by vote of the fund's Board of Directors, by vote of a majority of the fund's outstanding voting securities, or by LMM, LMFM or LMFA, respectively, on not less than 60 days' notice to the other party to the agreement, and may be terminated immediately upon the mutual written consent of all parties to the agreement.


The fund, LMM, LMFM, LMFA and Legg Mason each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by the fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. With respect to transactions in Legg Mason funds, personnel covered by the code: must submit proposed transactions in Legg Mason funds for pre-clearance; must hold fund shares purchased for at least sixty days; and are prohibited from using their knowledge of the portfolio of a Legg Mason fund to engage in any trade or short-term trading strategy involving that fund.

Portfolio Manager

Bill Miller, CFA, Managing Member of LMM and Chief Executive Officer & Chief Investment Officer for Legg Mason Funds Management, Inc. and Legg Mason Capital Management, Inc. is portfolio manager of the fund and has been primarily responsible for its day-to-day management since its inception.
The table below provides information regarding other accounts for which Mr. Miller has day-to-day management responsibility.


As of December 31, 2004(a):
                                                                        Number of Accounts
                                                                        Managed for which
                                                                         Advisory Fee is        Assets Managed for
                                  Number of                            Performance-Based(b)    which Advisory Fee is
                                   Accounts     Total Assets Managed                             Performance-Based
       Type of Account             Managed
------------------------------- --------------- --------------------- ----------------------- ------------------------
------------------------------- --------------- --------------------- ----------------------- ------------------------
Registered Investment                 4              $21,330,160,796           None                     $0
Companies
Other pooled investment              None                $0                    None                     $0
vehicle
Other accounts                       None                $0                    None                     $0

(a) Two of the registered investment companies for which the portfolio manager is primarily responsible for day-to-day management (not including the fund) serve as master portfolios for other registered investment companies and separate accounts that are managed on a day-to-day basis by other portfolio managers. As of December 31, 2004 the total assets in these accounts was $20,867,746,954.

                                       39


(b) Four of the accounts that are based on the master portfolios for which the portfolio manager is primarily responsible for day-to-day management pay performance fees. As of December 31, 2004, the total assets in these accounts was $1,183,921,723. As previously noted, the portfolio manager for the Opportunity Trust is not primarily responsible for day-to-day management of these accounts.

The fact that the portfolio manager has day-to-day management responsibility for more than one account may create the potential for conflicts to arise. For example, the portfolio manager may have an opportunity to purchase investments of limited availability. In this circumstance, the portfolio manager will review each account's investment guidelines, restrictions, tax considerations, cash balances, liquidity needs, and other factors to determine the suitability of the investment for each account and to ensure that accounts are treated equitably. The portfolio manager may also decide to purchase or sell the same security for multiple accounts at approximately the same time. To address any conflicts that this situation might create, the portfolio manager will generally combine client orders (i.e., enter a "bunched" order) in an effort to obtain best execution or to negotiate a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts at approximately the same time are executed at different prices or commissions, the transactions will generally be allocated to each account at the average execution price and commission. In circumstances where a bunched order is not completely filled, each account will normally receive a pro-rated portion of the securities based upon the account's level of participation in the order. The investment manager may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account.

The portfolio manager has an ownership interest in the investment manager for the fund, but not in the investment managers for the other accounts included in the table above. As a result, the portfolio manager may receive a greater relative benefit from activities that increase the value of the investment manager to the fund, including, but not limited to increases in the fund's assets under management. In addition, the fee schedule for the fund does not contain the same breakpoints that apply to certain of the other accounts managed by the portfolio manager, therefore the effective fee paid by the fund may be higher than the effective fee paid by the other accounts included in the table above.

In the opinion of the investment manager for the fund, the portfolio manager's simultaneous management of the fund and the accounts included in the table above does not create any material conflicts of interests.

The portfolio manager serves as Managing Member of LMM LLC, the investment manager for the Fund, and as Chief Executive Officer and Chief Investment Officer for Legg Mason Funds Management, Inc. and Legg Mason Capital Management, Inc. The portfolio manager has an ownership interest in LMM LLC and, therfore, receives a portion of its profits. The portfolio manager also has an employment contract with Legg Mason, Inc. that is designed to compensate him in a similar manner based on the performance of Legg Mason Funds Management, Inc. and Legg Mason Capital Management, Inc. The portfolio manager is also eligible to receive benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason 401(k) program, and participation in other Legg Mason deferred compensation plans.

As of December 31, 2004, Mr. Miller beneficially owned shares of Opportunity Trust with a value in excess of $1,000,000.


Board Consideration of the Management and Investment Advisory Agreements

In approving the Management and Investment Advisory Agreements, the Board primarily considered whether continuation of the Agreements would be in the best interests of the fund and its shareholders, an evaluation largely based on the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to the fund. The Independent Directors requested and evaluated an extensive report from LMM and LMFA that addressed specific factors designed to inform the Board's consideration of these and other issues. The Independent Directors met with experienced mutual fund legal counsel separately from management and the full Board of Directors to evaluate this report.

With respect to the nature and quality of the services provided, the Board considered the performance of the fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies and the degree of risk undertaken by the portfolio manager.

The Board also considered the adviser's procedures for executing portfolio transactions for the fund. The Board considered available data on the quality of execution and use of brokerage to obtain investment research and other services.

With respect to the overall fairness of the Management and Investment Advisory Agreements, the Board primarily considered the fee structure of the Agreements and the profitability of LMM, LMFA and their affiliates from their overall association with the fund. The Board reviewed information about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the fund. The Board considered the specific portfolio management issues that contributed to the fund's advisory fee. The Board also considered any contractual limits on fund expenses undertaken by LMM. In concluding that the benefits accruing to LMM, LMFM and their affiliates by virtue of their relationship to the fund were reasonable in comparison with the costs of the provision of management and investment advisory services and the benefits accruing to the fund, the Board reviewed specific data as to LMM's and LMFM's profit or loss on the fund for a recent period. In prior years, the Board has reviewed and discussed at length a study by an outside accounting firm evaluating Legg Mason's cost allocation methodology.

In addition to the annual Board of Directors meeting in which the Management and Investment Advisory Agreements are reviewed, the Board meets at least another three times a year in order to oversee the management and performance of the fund. Representatives of LMM and LMFM are present for at least two of these annual Board meetings. Such meetings provide additional opportunities for the Board to discuss performance, brokerage, compliance and other fund issues. The Board also draws upon its association with LMM and LMFM and its personnel, the Board members' familiarity with the culture of the organization, and its treatment of investors.


                                    * * * * *

As the fund may hold various equity securities in its portfolio, it often has the right to vote by proxy on items of business with respect to the issuers whose securities it owns. The Legg Mason funds have developed proxy voting procedures whereby, subject to Board oversight, the advisers and/or sub-advisers that actually manage the assets of the fund are delegated the responsibility for assessing and voting each fund's proxies in accordance with their own proxy voting policies and procedures. These policies and procedures include specific provisions to determine when a conflict exists between the fund and its adviser or the adviser's affiliates. Copies of the proxy voting policies and procedures are attached to this SAI as Appendix B.


Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge through www.leggmasonfunds.com/aboutlmf or the SEC's Internet site at http://www.sec.gov.



                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation.

For the fiscal years ended December 31, the fund's portfolio turnover rates were as follows:

------------------------------ ---------------------------------
           Year                    Portfolio Turnover Rate
------------------------------ ---------------------------------
------------------------------ ---------------------------------
           2004                              __%
------------------------------ ---------------------------------
------------------------------ ---------------------------------
           2003                             27.30%
------------------------------ ---------------------------------


Under the Investment Advisory Agreement, LMFM is responsible for the execution of the fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher brokerage commissions or spreads to broker-dealers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, in placing orders for the fund LMFM also takes into account other factors bearing on the overall quality of execution, such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker.


Consistent with the policy of most favorable price and execution, LMFM may give consideration to research, statistical and other services furnished by brokers or dealers to it for its use, may place orders with brokers or dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to these brokers or dealers a higher brokerage commission than may be charged by other brokers or dealers, or a higher transaction fee on so-called "riskless principal" trades in certain Nasdaq securities. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. On any given trade, the choice of broker may be made by either LMM or LMFM. Such research and analysis may be useful to either LMM or LMFM in connection with services to clients other than the fund whose brokerage generated the service. LMM's and LMFM's fee is not reduced by reason of their receiving such brokerage and research services.

As adviser, LMFM may allocate brokerage transactions to broker-dealers who allocate a portion of the commissions paid by the fund toward the reduction of the fund's expenses payable to third-party service providers other than LMFM or its affiliates. The transaction quality must, however, be comparable to that of other qualified broker-dealers. Neither LMFM nor its affiliates receive any direct or indirect benefit from these arrangements.

From time to time the fund may use Legg Mason as broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the OTC market, the fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

For the fiscal years ended December 31, the fund paid the following brokerage commissions:

-------------------------------- ----------------------------------------
             Year                      Brokerage Commissions Paid
-------------------------------- ----------------------------------------
-------------------------------- ----------------------------------------
            2004                           $________
-------------------------------- ----------------------------------------
-------------------------------- ----------------------------------------
            2003                           $3,911,263*
-------------------------------- ----------------------------------------
-------------------------------- ----------------------------------------
            2002                           $3,748,231**
-------------------------------- ----------------------------------------

                                       42


* Of these commissions, $25,105 was paid to Legg Mason, representing 0.64% of the total commissions paid by the fund and 1.44% of the aggregate dollar amount of the fund's transactions involving commission payments.


**       Of these commissions, $8,900 was paid to Legg Mason.

Of the regular broker-dealers used by the fund during the fiscal year ended December 31, 2004, the fund owned securities of the following broker-dealers or parent companies of broker-dealers as of that date:

------------------------------------- -----------------------------------
                                         Market Value of Shares Held
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
                                                 $________
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
                                                 $_________
------------------------------------- -----------------------------------


Except as permitted by SEC rules or orders, the fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal, including so-called "riskless principal" trades. The Corporation's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit the fund's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that the fund, together with all other registered investment companies having the same adviser and all private accounts controlled by the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter of those securities. In no case in which the fund purchases securities in an underwriting in which Legg Mason or any affiliated person is a participant can the fund purchase the securities from Legg Mason or the affiliated person.


Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from receiving compensation for executing transactions on an exchange for its affiliates, such as the fund, unless the affiliate expressly consents by written contract. The fund's Management Agreement expressly provides such consent.

Investment decisions for the fund are made independently from those of other funds and accounts advised by LMM or LMFM. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                             THE FUND'S DISTRIBUTOR


Legg Mason acts as distributor of the fund's shares pursuant to an Underwriting Agreement with the fund. Except as noted in the Prospectus, the Corporation's shares are distributed in a continuous offering. The Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund's expense), and for supplementary sales literature and advertising costs.


Under the Underwriting Agreement, the fund has the non-exclusive right to use the name "Legg Mason" until that agreement is terminated, or until the right is withdrawn in writing by Legg Mason.

The Primary Class shares are subject to a deferred sales charge payable to Legg Mason if they are redeemed within 12 months of purchase. This deferred sales charge is not applicable where the investor's broker-dealer of record notifies the distributor prior to the time of investment that the broker-dealer waives the payment otherwise payable to it. This fee will not be charged to Legg Mason customers.

The fund has adopted a Distribution Plan for Primary Class shares ("Primary Class Plan") and a Distribution Plan for Financial Intermediary Class shares ("Financial Intermediary Class Plan") which, among other things, permit the fund to pay Legg Mason fees for its services related to sales and distribution of Primary Class shares and Financial Intermediary Class shares, respectively, and the provision of ongoing services to holders of those classes of shares. Payments with respect to a class are made only from assets attributable to that class. Under the Plan, the aggregate fees may not exceed 1.00% and 0.40% of the fund's annual average daily net assets attributable to Primary Class shares and Financial Intermediary Class shares, respectively. Currently, under the Financial Intermediary Class Plan, Legg Mason receives 0.25% of assets attributable to Financial Intermediary Class shares annually from the fund. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to the respective class of shares only.

Amounts payable by the fund under a Plan need not be directly related to the expenses actually incurred by Legg Mason on behalf of the fund. Each Plan does not obligate the fund to reimburse Legg Mason for the actual expenses Legg Mason may incur in fulfilling its obligations under the Plan. Thus, even if Legg Mason's actual expenses exceed the fee payable to Legg Mason at any given time, the fund will not be obligated to pay more than that fee. If Legg Mason's expenses are less than the fee it receives, Legg Mason will retain the full amount of the fee.


Each Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Directors"). In approving the establishment or continuation of each Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would benefit the fund, the respective class and its shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the fund's Primary Class or Financial Intermediary Class shareholders, as applicable, could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund's Primary Class shares and Financial Intermediary Class shares, as applicable, would be likely to maintain or increase the amount of compensation paid by the fund to LMM and, consequently, by LMM to LMFM and LMFA.


In considering the costs of each Plan, the directors gave particular attention to the fact that any payments made by the fund to Legg Mason under the Plan would increase the fund's level of expenses in the amount of such payments. Further, the directors recognized that LMM, LMFM and LMFA would earn greater management, advisory and administrative fees if the fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plans were implemented.

Among the potential benefits of the Plans, the directors noted that the payment of commissions and service fees to Legg Mason and its financial advisers could motivate them to improve their sales efforts with respect to the fund's Primary Class shares and Financial Intermediary Class shares and to maintain and enhance the level of services they provide to the fund's Primary Class and Financial Intermediary Class shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the fund in connection with a Plan. Furthermore, the investment management of the fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

As compensation for its services and expenses, in accordance with the Primary Class Plan, Legg Mason receives from the fund an annual distribution fee equal to 0.75% of its average daily net assets and a service fee equal to 0.25% of its average daily net assets attributable to Primary Class shares. In accordance with the Financial Intermediary Class Plan, as compensation for its services and expenses, Legg Mason is authorized to receive from the fund an annual distribution fee equivalent to 0.15% of the fund's average daily net assets, and an annual service fee equal to 0.25% of the fund's average daily net assets, attributable to Financial Intermediary Class shares. The Board of the fund has currently approved payment of only 0.25% under the Financial Intermediary Class Plan. All distribution and service fees are calculated daily and paid monthly.

Each Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. A Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting securities of the applicable class of the fund. Any change in a Plan that would materially increase the distribution costs to the fund requires approval by the shareholders of the applicable class of the fund; otherwise a Plan may be amended by the directors, including a majority of the 12b-1 Directors.


Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by the fund, pursuant to the Plan or any related agreement, shall provide the Corporation's Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended pursuant to the Plan and the purposes for which the expenditures were made.


For the fiscal year ended December 31, 2004, the fund paid distribution and service fees with respect to Primary Class shares of $______.

For the fiscal year ended December 31, 2004, Legg Mason incurred the following expenses in connection with Primary Class share distribution and shareholder services:

--------------------------------------------------------------------------------- -----------------------

Compensation to sales personnel                                                               $_______
--------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------- -----------------------
Advertising                                                                                    $______
--------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------- -----------------------
Printing and mailing of prospectuses to prospective shareholders                               $______
--------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------- -----------------------
Administration, overhead and corporate training                                              $________
--------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------- -----------------------
Total expenses                                                                               $________
--------------------------------------------------------------------------------- -----------------------

The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason's or its affiliates' efforts to distribute Primary Class or Financial Intermediary Class shares. As of the date of this SAI, distribution of Financial Intermediary Class shares had not begun so no compensation and other cost information existed.

                            CAPITAL STOCK INFORMATION

The Articles of Incorporation of the Corporation authorize issuance of 700,000,000 shares of common stock, par value $0.001 per share, of Legg Mason Opportunity Trust. The fund currently offers three classes of shares: Primary Class shares, Institutional Class shares and Financial Intermediary Class shares. Each class represents interests in the same pool of assets. A separate vote is taken by a class of shares of the fund if a matter affects just that class. Each class of shares may bear certain differing class-specific expenses and sales charges, which may affect performance.

Each share in the fund is entitled to one vote for the election of directors and any other matter submitted to a vote of fund shareholders. Fractional shares have fractional voting rights. Voting rights are not cumulative. All shares in the fund are fully paid and nonassessable and have no preemptive or conversion rights.

Shareholder meetings will not be held except where the 1940 Act requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract, and certain amendments to a plan of distribution pursuant to Rule 12b-1), at the request of a majority of the shares entitled to vote as set forth in the Bylaws of the Corporation; or as the Board of Directors from time to time deems appropriate.

         THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT

State Street Bank and Trust Company ("State Street"), P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of the fund's assets. BFDS, P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent, and administrator of various shareholder services. LM Fund Services, Inc. ("LMFS") serves as sub-transfer agent to the fund assisting BFDS with certain of its duties as transfer agent. LMFS, an affiliate of Legg Mason, receives from BFDS for its services a percentage of the per account fees the fund pays BFDS for transfer agency services. Shareholders who request a historical transcript of their account will be charged a fee based upon the number of years researched. The fund reserves the right, upon 60 days' written notice, to institute other charges on shareholders to cover the fund's administrative costs. LMFS may also receive compensation for providing certain shareholder services to Financial Intermediary Class and Institutional Class shareholders of the fund.


                            THE FUND'S LEGAL COUNSEL

Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Ave., N.W., Washington, D.C. 20036-1221, serves as counsel to the fund.

            THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as Independent Registered Public Accounting Firm to the fund.


                              FINANCIAL STATEMENTS



                                [TO BE INSERTED]

                                                                      APPENDIX A

RATINGS OF SECURITIES
Description of Moody's Investors Service, Inc. ("Moody's") Ratings:

Long-Term Debt Ratings

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues an obligation rated Aaa is judged to be of the highest quality, with minimal credit risk.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities. An obligation rated Aa is judged to be of high quality and are subject to very low credit risk. Obligations rated Aaa and Aa comprise what are generally known as high-grade bonds.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. An obligation rated A is considered upper-medium grade and are subject to low credit risk.

     Baa - Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. An obligation rated Baa is subject to moderate credit risk. Obligations rated Baa are considered medium grade and as such may possess certain speculative characteristics.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. An obligation rated Ba is judged to have speculative elements and is subject to substantial credit risk.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. An obligation rated B is considered speculative and is subject to high credit risk.

     Caa - Bonds which are rated Caa are judged to be of poor standing and are subject to very high credit risk. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are judged to be highly speculative in a high degree and are likely in, or very near, default, with some prospect for recovery of principal and interest. Such issues are often in default or have other marked shortcomings.


     C - An obligation rated C is the lowest rated class of bonds and is typically in default, with little prospect for recovery of principal or interest.

     Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Debt Ratings

     Prime-1 - Issuers with a Prime-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations.

     Prime-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations.

     Prime-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term obligations.

     Not Prime - Issuers (or supporting institutions) rated not prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's ("S&P") Ratings:

Long-Term Issue Credit Ratings

     AAA - An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA - An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC - An obligation rated CC is currently highly vulnerable to nonpayment.


     R - An obligor rated R is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations and not others.

     SD and D-An obligor rated SD (Selective Default) or D has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A D rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An SD rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.


     Plus (+) or minus (-)-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     c - The `c' subscript indicates that a bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

     p - The letter p indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     * - Continuance of ratings is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     r -The r is attached to highlight derivatives, hybrids and certain other obligations that S&P believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities whose principal or interest return is indexed to equities, commodities or other instruments. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     N.R. Not rated.

Commercial Paper

     A-1. - A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2. - A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory

     A-3. - A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                                                                      APPENDIX B

                                Legg Mason Funds
PROXY VOTING POLICIES
                                    May 2003


     These policies are designed to address the rights and responsibility of the Legg Mason funds to ensure that proxies held by the funds are voted in the best interests of each respective fund. Some Legg Mason funds, particularly fixed-income funds, will rarely own securities that have corresponding voting rights. Other funds, however, own equity securities and these policies are designed to assure that proxies are voted in the best interests of the funds, to address potential conflicts of interest, and to keep proxy voting records.

     1. Voting Proxies - Proxies solicited for items of business with respect to issuers whose voting securities are owned by a Legg Mason fund, if voted by the fund, must be voted in the best interests of the fund.

     2. Proxy Voting Policies of Advisers to Legg Mason funds - Each investment adviser and sub-adviser to a Legg Mason fund must have written proxy voting policies and procedures, including policies and procedures to address potential material conflicts between an adviser and its clients (including the fund). Each different adviser may have different proxy voting policies and procedures that are individually tailored to fit its respective businesses and investment styles.

     3. Funds' Proxy Voting Policies and Procedures - The investment advisers and sub-advisers to the Legg Mason funds are responsible for managing the assets of the fund or funds they manage, including voting proxies. In accordance with the procedures noted below, the Board of Directors/Trustees of the Legg Mason funds will initially and periodically review and approve the use of the advisers' policies for the voting of the funds' proxies. The policies and procedures that a fund will utilize with respect to proxy voting shall be the proxy voting policies and procedures of the adviser or sub-adviser that actually manages the assets of the fund. Each adviser or sub-adviser is responsible for maintaining all proxy voting records required to be established and maintained by the Legg Mason fund or funds it manages and shall provide such records to the fund(s) upon request.

     4. Annual Review - An adviser's proxy voting policies and procedures must be initially reviewed, and their use on behalf of a Legg Mason fund must be approved by the Board of Directors/Trustees. In addition, on an annual basis, each adviser must report any significant problems that arose during the year related to voting the fund's proxies or reporting the votes pursuant to regulatory requirements, any material conflicts, how such conflicts were addressed, and the total number of proxies voted during the previous year. Advisers should also be prepared to discuss any novel or controversial proxy votes during their semi-annual reports to the Board of Directors/Trustees and any votes that were inconsistent with the adviser's stated proxy voting policies and procedures.


5. Changes to Advisers' Policies and Procedures - On an annual basis, any material changes to an adviser's proxy voting policies and procedures, as relevant to the funds, must be reported to the Board of Directors/Trustees, which shall review and, in its discretion, approve the use of such amended proxy voting policies and procedures.

LEGG MASON FUNDS MANAGEMENT, INC & LMM, LLC
PROXY PRINCIPLES AND PROCEDURES

OVERVIEW
Legg Mason Funds Management, Inc. and LMM, LLC ("LMFM") have implemented the following principles and procedures for voting proxies on behalf of advisory clients. These principles and procedures are reasonably designed to ensure LMFM exercises its voting responsibilities to serve the best interests of its clients and in compliance with applicable laws and regulations. LMFM assumes responsibility and authority for voting proxies for all clients, unless such responsibility and authority expressly has been retained by the client or delegated by the client to others. For each proxy vote LMFM takes into consideration its duty to its clients and all other relevant facts available to LMFM at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis. LMFM employs the same proxy principles and procedures for all funds for which it has voting responsibility.

Principles
Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the Board, as well as exercising their right to grant or withhold approval for actions proposed by the Board or company management. We believe the interests of shareholders are best served by the following principles when considering proxy proposals:

     Preserve and expand the power of shareholders in areas of corporate governance - Equity shareholders are owners of the business - company boards and management teams are ultimately accountable to them. We support policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members, cumulative voting, and incentive plans that are contingent on delivering value to shareholders. We oppose proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, and incentives that are not linked to owner returns

Allow responsible management teams to run the business - We support policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, we oppose proposals that limit management's ability to do this. We generally oppose proposals that seek to place restrictions on management in order to promote political, religious or social agendas.

Please see LMFM's proxy voting guidelines for more details ("Schedule A").

PROCEDURES
Oversight
LMFM's Chief Investment Officer (CIO) has full authority to determine LMFM's proxy voting principles and procedures and vote proxies on behalf of LMFM clients. LMFM's CIO has delegated oversight and implementation of the firm's proxy voting process, including the principles and procedures that govern it, to LMFM's Proxy Officers and Compliance Officers. No less than a quorum of these Officers1 will meet from time to time, but no less than annually, to review existing principles and procedures in light of LMFM's duties as well as applicable laws and regulations to determine if any changes are necessary.

Limitations
We recognize proxy voting as a valuable right of company shareholders. Generally speaking, LMFM votes all proxies it receives. However, LMFM does reserve the right to refrain from voting in certain circumstances. LMFM may refrain from voting a proxy if, for example, the company's shares are no longer held by LMFM clients at the time of the meeting. Additionally, LMFM may refrain from voting a proxy if it concludes the potential impact on shareholders' interests is insignificant while the cost associated with analyzing and voting the proxy may be significant.

Proxy Administration
LMFM instructs each client custodian to forward proxy materials to the LMFM Proxy Administrator. New client custodians are notified at account inception of their responsibility to deliver proxy materials to LMFM. Whenever possible, LMFM uses Institutional Shareholder Services ("ISS") to electronically receive and vote proxies, as well as to maintain proxy voting receipts and records. If a custodian is not able to deliver proxy materials via ISS, proxies are delivered and voted via mail or facsimile, and records are maintained in paper files.

Upon receipt of proxy materials:

     The Compliance Officer
1. The Compliance Officer reviews the proxy issues and identifies any potential material conflicts between the adviser's interests and those of the client. LMFM believes and understands it has a duty to vote proxies in the best interests of its clients, even if such votes may result in a loss of business or economic benefit to LMFM or its affiliates.
a.       Identifying Potential Conflicts
                  In identifying conflicts of interest the Compliance Officer will review the following issues:
|X| Whether LMFM has an economic incentive to vote in a manner that is not consistent with the best interests of its clients; and |X| Whether there are any business or personal relationships between an LMFM employee and the officers, directors or shareholder proposal proponents of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients.
|X| Whether the Proxy Officer knows that an affiliate of LMFM has a material economic, business or personal relationship that is likely to result in a potential conflict between the interests of the affiliate and LMFM's clients.

b.       Assessing Materiality
                  A potential conflict will be deemed to be material if the Compliance Officer determines, in the exercise of reasonable judgment, the potential conflict is likely to have an impact on the manner in which the subject shares are voted.

2. If the Compliance Officer determines that a potential material conflict of interest may exist:
     (a) The Compliance Officer may consult with legal counsel and/or LMFM's CIO to determine if the conflict is material. (
     b) If the conflict is not material, the proxy issue is forwarded to the Proxy Officer for voting.
     (c) If the conflict is material, the Compliance Officer may choose any of the following approaches to address the conflict:
     1. If LMFM's proxy principles or guidelines address the specific issues in the conflicted proxy, the Compliance Officer votes the issues according to LMFM's principles and returns the signed, voted form to the Proxy Administrator(s).

     2. If the conflicted proxy issue is not specifically addressed in LMFM's principles, the Compliance Officer will follow the vote recommendation of an "Independent Voting Delegate".
     3. Alternatively, the Compliance Officer may disclose the conflict to clients and obtain their consent to vote.

     The Proxy Officer
1. The Proxy Officer reviews proxies and evaluates matters for vote in light of LMFM's principles and guidelines. The Proxy Officer may seek additional information from LMFM's investment team, company management, independent research services, or other sources to determine the best interests of shareholders. Additionally, the Proxy Officer may consult with LMFM's CIO for guidance on proxy issues. Generally, the Proxy Officer will not consult its affiliates during this process. All documents that had a material impact on the basis for the vote are maintained by LMFM.
2.       The Proxy Officer returns the signed, voted form to the Proxy
         Administrator.

     The Proxy Administrator(s)
1. Provides custodians with instructions to forward proxies to LMFM for all clients for whom LMFM is responsible for voting proxies.
2. When proxies are received, reconciles the number of shares indicated on the proxy with LMFM internal data on shares held as of the record date and notifies the custodian of any discrepancies or missed proxies. Proxy Administrator will use best efforts to obtain missing proxies from custodian.
3. Informs the Compliance Officer and Proxy Officer if the company's shares are no longer held by LMFM clients as of the meeting date.
4. Ensures the Proxy and Compliance Officers are aware of the timeline to vote a proxy and uses best efforts to ensure that votes are cast in a timely manner.
5. Per instructions from the Proxy Officer or Compliance Officer, votes proxy issues via ISS, online or via facsimile. 6. Obtains evidence of receipt and maintains records of all proxies voted.

Record Keeping
The following documents will be maintained onsite for two years and in an accessible place for another three years with regard to proxies:
1. Copy of current policies and procedures will be maintained and a vailable to clients upon request.
2. Proxy statements received regarding client securities will be maintained in electronic format via Edgar or similar third party and will be available to clients upon request.
3. Documents created by LMFM that were material to making a decision how to vote proxies will be maintained in Multex, similar third party software or paper file.
4. Copies of the voting record will be maintained via our proxy software - ISS or in paper file.
5. A proxy log including: issuer name, exchange ticker symbol of the issuer's shares to be voted, CUSIP number for the shares to be voted, a brief identification of the matter voted on, whether the matter was proposed by the issuer or by a shareholder of the issuer, whether a vote was cast on the matter, a record of how the vote was cast and whether the vote was cast for or against the recommendation for the issuer's management team.
6. Each written client request for proxy voting records and LMFM's written response to any client request for such records.

                                           Schedule A
                                  LMFM Proxy Voting Guidelines
 LMFM maintains these proxy-voting guidelines, which set forth the manner in which LMFM generally votes on issues that are routinely presented. Please note that for each proxy vote LMFM takes into consideration its duty to its clients, the specific circumstances of the vote and all other relevant facts available at the time of the vote. While these guidelines provide the framework for voting proxies, ultimately proxy votes are cast on a case-by-case basis. Therefore actual votes for any particular proxy issue may differ from the guidelines shown below.
--------------------------------------------------------------------------------
 Four principal areas of interest to shareholders:
1) Obligations of the Board  of Directors
2) Compensation of management and the Board of Directors
3) Take-over protections
4) Shareholders' rights

 --------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------
                             Proxy Issue                                          LMFM Guideline
 --------------------------------------------------------------------------------------------------------------
 BOARD OF DIRECTORS
 --------------------------------------------------------------------------------------------------------------
 Independence of Boards of Directors: majority of unrelated                            For
 directors, independent of management
 --------------------------------------------------------------------------------------------------------------
 Nominating Process: independent nominating committee seeking                          For
 qualified candidates, continually assessing directors and
 proposing new nominees
 --------------------------------------------------------------------------------------------------------------
 Size and Effectiveness of Boards of Directors: Boards must be no                      For
 larger than 15 members
 --------------------------------------------------------------------------------------------------------------
 Cumulative Voting for Directors                                                       For
 --------------------------------------------------------------------------------------------------------------
 Staggered Boards                                                                    Against
 --------------------------------------------------------------------------------------------------------------
 Separation of Board and Management Roles (CEO/Chairman)                           Case-by-Case
 --------------------------------------------------------------------------------------------------------------
 Compensation Review Process: compensation committee comprised of                      For
 outside, unrelated directors to ensure shareholder value while rewarding good performance
 --------------------------------------------------------------------------------------------------------------
 Director Liability & Indemnification: support limitation of                           For
 liability and provide indemnification
 --------------------------------------------------------------------------------------------------------------
 Audit Process                                                                         For
 --------------------------------------------------------------------------------------------------------------
 Board Committee Structure: audit, compensation, and nominating                        For
 and/or governance committee consisting entirely of independent directors
 --------------------------------------------------------------------------------------------------------------
 Monetary Arrangements for Directors: outside of normal board                          For
 activities amts should be approved by a board of independent directors and reported in proxy
 --------------------------------------------------------------------------------------------------------------
 Fixed Retirement Policy for Directors                                             Case-by-Case
 --------------------------------------------------------------------------------------------------------------
 Ownership Requirement: all Directors have direct and material cash                    For
 investment in common shares of Company
 --------------------------------------------------------------------------------------------------------------
 Proposals on Board Structure: (lead director, shareholder advisory                    For
 committees, requirement that candidates be nominated by
 shareholders, attendance at meetings)
 --------------------------------------------------------------------------------------------------------------
 Annual Review of Board/CEO by Board                                                   For
 --------------------------------------------------------------------------------------------------------------
 Periodic Executive Sessions Without Mgmt (including CEO)                              For
 --------------------------------------------------------------------------------------------------------------
                                                 - Continued -

                                      B-5


 -------------------------------------------------------------------------------------------------------------------
 Proxy Issue                                                                              LMFM Guideline
 -------------------------------------------------------------------------------------------------------------------
 MANAGEMENT AND DIRECTOR COMPENSATION
 -------------------------------------------------------------------------------------------------------------------
 Votes for Specific Directors                                                              Case by Case
 -------------------------------------------------------------------------------------------------------------------
 Stock Option and Incentive Compensation Plans:                                            Case-by-Case
 -------------------------------------------------------------------------------------------------------------------
 Form of Vehicle: grants of stock options, stock appreciation rights, phantom              Case-by-Case
 shares and restricted stock
 -------------------------------------------------------------------------------------------------------------------
 Price                                                                         Against plans whose underlying
                                                                               securities are to be issued at less
                                                                               than 100% of the current market
                                                                               value
 -------------------------------------------------------------------------------------------------------------------
 Re-pricing: plans that allow the Board of Directors to lower the exercise                   Against
 price of options already granted if the stock price falls or underperforms the market
 -------------------------------------------------------------------------------------------------------------------
 Expiry: plan whose options have a life of more than ten years                             Case-by-Case
 -------------------------------------------------------------------------------------------------------------------
 Expiry: "evergreen" stock option plans                                                      Against
 -------------------------------------------------------------------------------------------------------------------
 Dilution:                                                                     Case-by-Case - taking into account
                                                                               value creation, commitment to
                                                                               shareholder-friendly policies, etc.
 -------------------------------------------------------------------------------------------------------------------
 Vesting: stock option plans that are 100% vested when granted                               Against
 -------------------------------------------------------------------------------------------------------------------
 Performance Vesting: link granting of options, or vesting of options                          For
 previously granted, to specific performance targets
 -------------------------------------------------------------------------------------------------------------------
 Concentration: authorization to allocate 20% or more of the available options               Against
 to any one individual in any one year
 -------------------------------------------------------------------------------------------------------------------
 Director Eligibility: stock option plans for directors if terms and                       Case-by-Case
 conditions are clearly defined and reasonable
 -------------------------------------------------------------------------------------------------------------------
 Change in Control: stock option plans with change in control provisions that                Against
 allow option holders to receive more for their options than shareholders would receive for their shares
 -------------------------------------------------------------------------------------------------------------------
 Change in Control: change in control arrangements developed during a                        Against
 take-over fight specifically to entrench or benefit management
 -------------------------------------------------------------------------------------------------------------------
 Change in Control: granting options or bonuses to outside directors in event                Against
 of a change in control
 -------------------------------------------------------------------------------------------------------------------
 Board Discretion: plans to give Board broad discretion in setting terms and                 Against
 conditions of programs
 -------------------------------------------------------------------------------------------------------------------
 Employee Loans: Proposals authorizing loans to employees to pay for stock or                Against
 options
 -------------------------------------------------------------------------------------------------------------------
 Director Compensation: % of directors' compensation in form of common shares                  For
 -------------------------------------------------------------------------------------------------------------------
 Golden Parachutes                                                                         Case-by-Case
 -------------------------------------------------------------------------------------------------------------------
 Expense Stock Options                                                                       Against
 -------------------------------------------------------------------------------------------------------------------
 Severance Packages: must receive shareholder approval                                         For
 -------------------------------------------------------------------------------------------------------------------
 Lack of Disclosure about Provisions of Stock-based Plans                                    Against
 -------------------------------------------------------------------------------------------------------------------
 Reload Options                                                                              Against
 -------------------------------------------------------------------------------------------------------------------
 Plan Limited to a Small Number of Senior Employees                                          Against
 -------------------------------------------------------------------------------------------------------------------
 Employee Stock Purchase Plans                                                             Case-by-Case
 -------------------------------------------------------------------------------------------------------------------
                                                    - Continued -

                                      B-6


 -------------------------------------------------------------------------------------------------------------------
                                  Proxy Issue                                             LMFM Guideline
 -------------------------------------------------------------------------------------------------------------------
 TAKEOVER PROTECTIONS
 -------------------------------------------------------------------------------------------------------------------
 Shareholder Rights Plans: plans that go beyond ensuring the equal treatment                 Against
 of shareholders in the event of a bid and allowing the corp. enough time to consider alternatives to a bid
 -------------------------------------------------------------------------------------------------------------------
 Going Private Transaction, Leveraged Buyouts and Other Purchase Transactions              Case-by-Case
 -------------------------------------------------------------------------------------------------------------------
 Lock-up Arrangements: "hard" lock-up arrangements that serve to prevent                     Against
 competing bids in a takeover situation
 -------------------------------------------------------------------------------------------------------------------
 Crown Jewel Defenses                                                                        Against
 -------------------------------------------------------------------------------------------------------------------
  Payment of Greenmail                                                                       Against
 -------------------------------------------------------------------------------------------------------------------
 "Continuing Director" or "Deferred Redemption" Provisions: provisions that                  Against
 seek to limit the discretion of a future board to redeem the plan
 -------------------------------------------------------------------------------------------------------------------
 Change Corporation's Domicile: if reason for reincorporation is to take                     Against
 advantage of protective statutes (anti-takeover)
 -------------------------------------------------------------------------------------------------------------------
 Poison Pills: receive shareholder ratification                                                For
 -------------------------------------------------------------------------------------------------------------------
 Redemption/Ratification of Poison Pill                                                        For
 -------------------------------------------------------------------------------------------------------------------

 SHAREHOLDERS' RIGHTS
 -------------------------------------------------------------------------------------------------------------------
 Confidential Voting by Shareholders                                                           For

 -------------------------------------------------------------------------------------------------------------------
 Dual-Class Share Structures                                                                 Against
 -------------------------------------------------------------------------------------------------------------------
 Linked Proposals: with the objective of making one element of a proposal more               Against
 acceptable
 -------------------------------------------------------------------------------------------------------------------
 Blank Check Preferred Shares: authorization of, or an increase in, blank                    Against
 check preferred shares
 -------------------------------------------------------------------------------------------------------------------
 Supermajority Approval of Business Transactions: management seeks to increase               Against
 the number of votes required on an issue above two-thirds of the outstanding shares
 -------------------------------------------------------------------------------------------------------------------
 Increase in Authorized Shares: provided the amount requested is necessary for                 For
 sound business reasons
 -------------------------------------------------------------------------------------------------------------------
 Shareholder Proposals                                                                     Case-by-Case
 -------------------------------------------------------------------------------------------------------------------
 Stakeholder Proposals                                                                     Case-by-Case
 -------------------------------------------------------------------------------------------------------------------
 Issuance of Previously Authorized Shares with Voting Rights to be Determined                Against
 by the Board without Prior Specific Shareholder Approval
 -------------------------------------------------------------------------------------------------------------------
 "Fair Price" Provisions: Measures to limit ability to buy back shares from                    For
 particular shareholder at higher-than-market prices
 -------------------------------------------------------------------------------------------------------------------
 Preemptive Rights                                                                             For
 -------------------------------------------------------------------------------------------------------------------
 Actions altering Board/Shareholder Relationship Require Prior Shareholder                     For
 Approval (including "anti-takeover" measures)
 -------------------------------------------------------------------------------------------------------------------
 Allow Shareholder action by written consent                                                   For
 -------------------------------------------------------------------------------------------------------------------
 Allow Shareholders to call Special Meetings                                                   For
 -------------------------------------------------------------------------------------------------------------------
 Social and Environmental Issues                                               As recommended by Company Management
 -------------------------------------------------------------------------------------------------------------------
 Reimbursing Proxy Solicitation Expenses                                                   Case-by-Case
 -------------------------------------------------------------------------------------------------------------------

                        Legg Mason Investment Trust, Inc.

Part C.           Other Information

Item 23. Exhibits

(a) (i) Articles of Amendment and Restatement of Articles of Incorporation filed February 22, 2000 (3)
         (ii) Articles of Amendment filed March 6, 2001 (3)
         (iii)Certificate of Correction filed March 15, 2001 (3)
         (iv) Articles Supplementary filed June 19, 2001 (4)

(b)      Amended and Restated Bylaws dated August 8, 2002 (7)

(c) Instruments defining the rights of security holders with respect to Legg Mason Investment Trust, Inc. are contained in the Articles of Amendment and Restatement of Articles of Incorporation, with subsequent amendments filed thereto, and in the Amended and Restated Bylaws, which are incorporated by reference as specified in Exhibits (a) and (b) to
         Item 23 of Part C herein.

(d)      (i)  Management Agreement (4)
         (ii) Investment Advisory Agreement (4)
         (iii)Administrative Services Agreement (4)
         (iv) Fee Waiver Agreement (12)

(e)      (i)  Underwriting Agreement (2)
         (ii) Amendment to Underwriting Agreement (11)

(f)      Bonus, profit sharing or pension plans - none

(g)      (i) Custodian Contract (2)
         (ii)Amendment dated July 1, 2001 to Custodian Contract (4)

(h)     (i)  Transfer Agency and Service Agreement (2)
        (ii) Amendment dated November 1, 2001 to Transfer Agency and Service Agreement (6)
        (iii)Amendment and Restatement of Credit Agreement dated March
             15, 2002 (5)
        (iv) First Amendment dated as of March 14, 2003 to Amendment and
             Restatement of Credit Agreement dated March 15, 2002 (8)
        (v)  Second Amendment dated as of March 12, 2004 to Amendment and
             Restatement of Credit Agreement dated March 15, 2002 (12)
        (vi) Delegation Amendment to Transfer Agency and Service Agreement (11)

(i)     Opinion and consent of counsel - to be filed

(j)     Consent of Independent Registered Public Accounting Firm - to be filed

(k)     Financial statements omitted from Item 22 - none

(l) Agreement for providing initial capital with respect to the Registrant (1)

(m)     (i) Distribution Plan pursuant to Rule 12b-1 (2)
        (ii) Financial Class Distribution Plan pursuant to Rule 12b-1 - (10)

(n)     Multiple Class Plan pursuant to Rule 18f-3 - (10)

(p) Code of ethics for the fund, its investment advisers and its principal underwriter (9)

(1) Incorporated herein by reference to corresponding Exhibit of Pre-Effective Amendment No. 1 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed December 21, 1999.

(2) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 1 to the Registration Statement of Legg Mason Investment Trust, SEC File No. 333-88715, filed January 31, 2000.

(3) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 3 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed March 16, 2001.

(4) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 4 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed February 28, 2002.

(5) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 33 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed April 3, 2002.

(6) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 40 to the Registration Statement of Legg Mason Cash Reserve Trust, SEC File No. 2-62218, filed November 1, 2002.

(7) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 5 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed February 27, 2003.

(8) Incorporated herein by reference to the corresponding Exhibit of Post-Effective Amendment No. 35 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed April 17, 2003.

(9) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed May 27, 2004.

(10) Incorporated herein by reference to corresponding Exhibit of Post Effective Amendment No. 6 to the Registration Statement of
        Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed August 20, 2003.

(11) Incorporated herein by reference to corresponding Exhibit of Post Effective Amendment No. 36 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed November 28, 2003.

(12) Incorporated herein by reference to corresponding Exhibit of Post Effective Amendment No. 7 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed April 21, 2004.

Item 24.    Persons Controlled By or Under Common Control with Registrant

             None

Item 25.     Indemnification

Reference is made to Article 11 of Registrant's Amended and Restated Articles of Incorporation, Article 10 of Registrant's Amended and Restated Bylaws, Section 2-418 of the Maryland General Corporation Law and Section 8 of the Underwriting Agreement. Article 10 of Registrant's Amended and Restated Bylaws also provides that certain expenses incurred in defending a proceeding involving directors, officers, employees and agents will be paid by the Corporation in advance of a final disposition thereof if certain conditions are met.

In Section 8 of the Underwriting Agreement relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended ("Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectuses and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Manager and Investment Adviser

I. LMM LLC ("LMM") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFM have been engaged as director, officer, employee, partner, or trustee.

Charles J. Daley, Jr.               Delegation of Authority, LMM
                                    Treasurer, LMFM
                                    Treasurer, LMCM
                                    Senior Vice President and Treasurer, Legg Mason, Inc.
                                    Senior Vice President, CFO and Treasurer, LMWW
                                    Treasurer, Asset Management Technology Solutions
                                    Treasurer, BMML, Inc.
                                    Vice President and Treasurer, LMCRES
                                    Treasurer, LMFunds Treasurer, LM Funding
                                    Treasurer, Focus Treasurer, LMFS Treasurer,
                                    LMIA Treasurer, Legg Mason Limited
                                    Treasurer, LMMCC President and Director, LM
                                    Properties Treasurer, LMREI Treasurer,
                                    LMRESA Treasurer, LMRES Vice President and
                                    Treasurer, LMRC Treasurer, LMRG Treasurer,
                                    LM Falcon Vice President and Treasurer, LMRC
                                    II, Inc.

William H. Miller III               Managing Member, LMM
                                    CEO, CIO and Director, LMFM
                                    Director, LMCM

Jennifer W. Murphy                  COO, LMM
                                    Senior Vice President, CFO and Director, LMFM

II. Legg Mason Funds Management, Inc. ("LMFM") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFM have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain                       Director, LMFM
                                    Manager, Brandywine
                                    Senior Executive Vice President, Legg Mason, Inc.
                                    Director, Nova Scotia
                                    Vice President and Director, BMML
                                    Director, LMCM Director, Barrett Director,
                                    Bartlett Director, Berkshire Director, Focus
                                    Director, Gray Seifert Director, Howard Weil
                                    Director, LMRES Director, LMCRES Director,
                                    LM Funding Director, Legg Mason Limited
                                    Director, LM Properties Director, LMRG
                                    Director, LM Tower Director, PCM I Director,
                                    PCM II Manager, Royce Director, WAM
                                    Director, WAMCL


Charles J. Daley, Jr.               Treasurer, LMFM
                                    Treasurer, LMCM
                                    Delegation of Authority, LMM
                                    Senior Vice President and Treasurer, Legg Mason, Inc.
                                    Senior Vice President, CFO and Treasurer, LMWW
                                    Treasurer, AMTS Treasurer, BMML, Inc. Vice
                                    President and Treasurer, LMCRES Treasurer,
                                    LMFunds Treasurer, LM Funding Treasurer,
                                    Focus Treasurer, LMFS Treasurer, LMIA
                                    Treasurer, Legg Mason Limited Treasurer,
                                    LMMCC President and Director, LM Properties
                                    Treasurer, LMREI Treasurer, LMRESA
                                    Treasurer, LMRES Vice President and
                                    Treasurer, LMRC Treasurer, LMRG Treasurer,
                                    LM Falcon
                                    Vice President and Treasurer, LMRC II, Inc.


Mark R. Fetting                     Director, LMFM
                                    Director, LMCM


                                    President, Chairman and Director, LMFA
                                    Senior Executive Vice President, Legg Mason, Inc.
                                    Director, Focus
                                    Director, LMFunds
                                    Manager, Royce

Robert G. Hagstrom, Jr.             Senior Vice President, LMFM
                                    Senior Vice President, LMCM
                                    President, Chief Investment Officer and Director, Focus

Raymond A. Mason                    Director, LMFM
                                    Director, LMCM
                                    Chairman, President, CEO, and Director, Legg Mason, Inc.
                                    President and Director, Nova Scotia
                                    President, BMML
                                    Director, LM Tower
                                    Director, LM Holdings
                                    Manager, Royce
                                    Director, PCM I
                                    Director, PCM II
                                    Director, WAMCL

Thomas C. Merchant                  Secretary, LMFM
                                    Secretary, LMCM
                                    Assistant Secretary, Brandywine
                                    Vice President, Deputy General Counsel and Assistant
                                         Secretary, Legg Mason, Inc.
                                    Vice President and Asst Secretary, LMWW
                                    Secretary, AMTS
                                    Secretary, Barrett
                                    Assistant Secretary, Bartlett
                                    Assistant Secretary, BRE
                                    Secretary, BMML Assistant Secretary, BRE
                                    Group Secretary, LMCRES Secretary, LMFS
                                    Secretary, LMFunds Vice President and
                                    Secretary, LM Funding Assistant Secretary,
                                    LMIA Assistant Secretary, LMMCC Secretary,
                                    LM Properties Secretary, LMREI Assistant
                                    Secretary, Berkshire Assistant Secretary,
                                    Focus Secretary, LMRESA Assistant Secretary,
                                    LMRC Assistant Secretary, LMRG Assistant
                                    Secretary, LMRP Secretary, LM Falcon
                                    Assistant Secretary, LMRC II

William H. Miller III               CEO, CIO and Director, LMFM
                                    Managing Member, LMM
                                    Director, LMCM

Jennifer W. Murphy                  Senior Vice President, CFO and Director, LMFM
                                    COO, LMM



Timothy C. Scheve                   Director, LMCM
                                    Director, LMFM
                                    Director, LMTrust
                                    Senior Executive Vice President, Legg Mason, Inc.
                                    Chief Executive Officer, President and Director, LMWW
                                    Director, Howard Weil
                                    Director, LMFunds
                                    Director, LM Holdings

(3040692) Nova Scotia Company ("Nova Scotia")
1959 Upper Water
Street
P.O. Box 997 Halifax, Nova Scotia B35 2X2

Asset Management Technology Solutions, Inc. ("AMTS")
100 Light Street
Baltimore, MD 21202

Barrett Associates, Inc.  ("Barrett")
90 Park Avenue
New York, NY  10016

Bartlett & Co.  ("Bartlett")
36 East Fourth Street
Cincinnati, OH  45202

Bartlett Real Estate, Inc. ("BRE")
36 East Fourth Street
Cincinnati, OH 45202

BMML, Inc.("BMML")
100 Light Street
Baltimore, MD 21202

Berkshire Asset Management, Inc.  ("Berkshire")
46 Public Square, Suite 700
Wilkes-Barre, PA  18701

Brandywine Asset Management, LLC ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE  19801

BRE Group, Inc. ("BRE Group")
36 East Fourth Street
Cincinnati, OH 45202

Gray, Seifert & Company LLC  ("Gray Seifert")
100 Light Street
Baltimore, MD 21202

Howard Weil Incorporated ("Howard Weil")
Energy Centre
1100 Poydras Street
Suite 3500
New Orleans, LA 70163

Legg Mason Capital Management, Inc.  ("LMCM")
100 Light Street
Baltimore, MD  21202

Legg Mason Commercial Real Estate Services, Inc. ("LMCRES")
100 Light Street
Baltimore, MD 21202

Legg Mason Financial Services, Inc.  ("LMFS")
100 Light Street
Baltimore, MD  21202

Legg Mason Focus Capital, Inc. ("Focus")
100 West Lancaster Avenue
Wayne, PA  19087

Legg Mason Fund Adviser, Inc.  ("LMFA")
100 Light Street
Baltimore, MD  21202

Legg Mason Funds Management, Inc.  ("LMFM")
100 Light Street
Baltimore, MD  21202

Legg Mason Funding Corp. ("LM Funding")
9 East Loockerman Street
Suite 1B
Dover, DE 19901

Legg Mason, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Insurance Agency, Inc. ("LMIA")
100 Light Street
Baltimore, MD 21202

Legg Mason Limited
90 Basinghall
Street
London EC 2V 5AY

Legg Mason Mortgage Capital Corporation ("LMMCC")
100 Light Street
Baltimore, MD 21202

Legg Mason Properties, Inc. ("LM Properties")
5955 Carnegie Boulevard
Suite 200
Charlotte, NC 28209

Legg Mason Real Estate Investors, Inc.  ("LMREI")
100 Light Street
Baltimore, MD  21202

Legg Mason Real Estate Securities Advisors, Inc. ("LMRESA")
100 Light Street
Baltimore, MD 21202

Legg Mason Real Estate Services, Inc. ("LMRES")
Mellon Bank Center
1735 Market Street
Philadelphia, PA 19103

Legg Mason Realty Capital, Inc. ("LMRC")
100 Light Street
Baltimore, MD 21202

Legg Mason Realty Group, Inc. ("LMRG")
100 Light Street
Baltimore, MD 21202

Legg Mason Realty Partners, Inc. ("LMRP")
100 Light Street
Baltimore, MD 21202

Legg Mason Tower, Inc. ("LM Tower")
100 Light Street
Baltimore, MD 21202

Legg Mason Trust, fsb  ("LMTrust")
100 Light Street
Baltimore, MD  21202

Legg Mason Wood Walker, Incorporated  ("LMWW")
100 Light Street
Baltimore, MD  21202

LM Falcon Investment Strategies, Inc. ("LM Falcon")
100 Light Street
Baltimore, MD 21202

LM Fund Services, Inc. ("LMFunds")
100 Light Street
Baltimore, MD 21202

LM Holdings, Limited ("LM Holdings")
155 Bishopsgate
London EC2M 3TY England

LMRC II, Inc.
100 Light Street
Baltimore, MD 21202

PCM Holdings I, Inc. ("PCM I")
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

PCM Holdings II, LLC ("PCM II") 8889 Pelican Bay Boulevard, Suite 500 Naples, FL 34108-7512

Royce & Associates, Inc. ("Royce")
1414 Avenue of the Americas
New York, NY  10019

Western Asset Management Company  ("WAM")
385 East Colorado Boulevard
Pasadena, CA  91101

Western Asset Management Company Limited  ("WAMCL")
155 Bishopsgate
London  EC2M 3TY
England

Item 27.   Principal Underwriters

(a)      Legg Mason Cash Reserve Trust
         Legg Mason Charles Street Trust, Inc.
         Legg Mason Growth Trust, Inc.
         Legg Mason Global Trust, Inc.
         Legg Mason Income Trust, Inc.
         Legg Mason Investors Trust, Inc.
         Legg Mason Light Street Trust, Inc.
         Legg Mason Tax-Exempt Trust, Inc.
         Legg Mason Tax-Free Income Fund
         Legg Mason Special Investment Trust, Inc.
         Legg Mason Value Trust, Inc.
         Western Asset Funds, Inc.

(b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

Name and Principal                  Positions and Offices              Positions and Offices
Business Address*                   with Underwriter - LMWW            with Registrant
___________________________________________________________________________________


James W. Brinkley                   Chairman of the Board                       None
                                            and Director

Timothy C. Scheve                   Chief Executive Officer,                    None
                                            President and Director

Richard J. Himelfarb                Senior Executive Vice President             None

Manoochehr Abbaei                   Executive Vice President                    None

Thomas P. Mulroy                    Executive Vice President                    None
                                            and Director

Robert G. Sabelhaus                 Executive Vice President                    None
                                            and Director

Joseph A. Sullivan                  Executive Vice President                    None
                                            and Director

D. Stuart Bowers                    Senior Vice President                       None

W. William Brab                     Senior Vice President                       None

Edwin J. Bradley, Jr.               Senior Vice President                       None

Deepak Chowdhury                    Senior Vice President                       None

Charles J. Daley, Jr.               Senior Vice President                       None
                                            and Chief Financial Officer



W. Talbot Daley                     Senior Vice President                       None

Thomas M. Daly, Jr.                 Senior Vice President                       None

Jeffrey W. Durkee                   Senior Vice President                       None

Harry M. Ford, Jr.                  Senior Vice President                       None

Daniel R. Greller                   Senior Vice President                       None

Thomas E. Hill                      Senior Vice President                       None
218 N. Washington Street
Suite 31
Easton, MD  21601

Thomas Hirschmann                   Senior Vice President                       None

Carl Hohnbaum                       Senior Vice President                       None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA  15222

Harold L. Hughes                    Senior Vice President                       None

David M. Jernigan                   Senior Vice President                       None

William B. Jones, Jr.               Senior Vice President                       None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Laura L. Lange                      Senior Vice President                       None

Horace M. Lowman, Jr.               Senior Vice President                       None

Ira H. Malis                        Senior Vice President                       None

Angel Mata, Jr.                     Senior Vice President                       None

Marvin H. McIntyre                  Senior Vice President                       None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Jonathan M. Pearl                   Senior Vice President                       None

Robert F. Price                     Senior Vice President and                   None
                                            Secretary

Jayne Soybelman                     Senior Vice President                       None

Joseph E. Timmins                   Senior Vice President                       None

Christopher Wasson                  Senior Vice President                       None

Warren S. Ashenmil                  Vice President                              None

Paul J. Ayd                         Vice President                              None



William H. Bass, Jr.                Vice President                              None

Stephanie M. Beran                  Vice President                              None

Nathan S. Betnun                    Vice President                              None

Scott R. Cousino                    Vice President                              None

Elisabeth F. Craig                  Vice President                              None

Thomas W. Cullen                    Vice President                              None

Robert J. Dillon                    Vice President                              None

Brian M. Eakes                      Vice President                              None

J. Peter Feketie                    Vice President                              None

James P. Fitzgerald                 Vice President                              None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Norman C. Frost, Jr.                Vice President                              None

Michelle Fuhrman                    Vice President                              None

Joseph M. Furey                     Vice President                              None

Francis X. Gallagher, Jr.           Vice President                              None

David Gately                        Vice President                              None

Steven C. Genyk                     Vice President                              None
1735 Market Street
Philadelphia, PA  19103

Keith E. Getter                     Vice President                              None

W. Kyle Gore                        Vice President                              None

Kim M. Hagins                       Vice President                              None

Patrick G. Hartley                  Vice President                              None

Kendra Heyde                        Vice President                              None

Dale S. Hoffman                     Vice President                              None

Timothy A. Jackson                  Vice President                              None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Richard A. Jacobs                   Vice President                              None

Francis J. Jamison, Jr.             Vice President                              None



Elizabeth A. Kane                   Vice President                              None

Robert X. Kennedy                   Vice President                              None
5955 Carnegie Boulevard
Suite 200
Charlotte, NC  28209

Patricia Lattin                     Vice President                              None

Henry Lederer                       Vice President                              None

Edward W. Lister, Jr.               Vice President                              None

Donna Maher                         Vice President                              None

Jeffrey R. Manning                  Vice President                              None

John Martinez                       Vice President                              None

Richard Marvin                      Vice President                              None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Theresa McGuire                     Vice President and Controller               None

Michael P. McMahan                  Vice President                              None

Julia A. McNeal                     Vice President                              None

Thomas C. Merchant                  Vice President and Assistant                None
                                            Secretary

Mark C. Micklem                     Vice President                              None

Martin F. Mitchell                  Vice President                              None

Deanna S. Mojarrad                  Vice President                              None

Ross Moring                         Vice President                              None

Robert Moy                          Vice President                              None

Neil P. O'Callaghan                 Vice President                              None

David J. O'Malley                   Vice President                              None

Ann O'Shea                          Vice President                              None

Robert E. Patterson                 Vice President and                          None
                                            General Counsel

Thomas K. Peltier                   Vice President                              None

Gerard F. Petrik, Jr.               Vice President                              None

James H. Redd                       Vice President                              None



Thomas E. Robinson                  Vice President                              None

Theresa M. Romano                   Vice President                              None

James A. Rowan                      Vice President                              None

B. Andrew Schmucker                 Vice President                              None
1735 Market Street
Philadelphia, PA  19103

Robert W. Schnakenberg              Vice President                              None

Robert C. Servas                    Vice President                              None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Alexsander M. Stewart               Vice President                              None

Joyce Ulrich                        Vice President                              None

Sheila M. Vidmar                    Vice President                              None

Barbara Weaver                      Vice President                              None

W. Matthew Zuga                     Vice President                              None

Scott W. Bost                       Assistant Vice President                    None

Robert J. DeLeon                    Assistant Vice President                    None

Robert J. Gavin                     Assistant Vice President                    None

Mary-Jewel Greenlow                 Assistant Vice President                    None

Tanya J. Lee                        Assistant Vice President                    None

Tracey A. Lumpkin                   Assistant Vice President                    None

Edward G. McCaulley                 Assistant Vice President                    None

Mark A. Meyers                      Assistant Vice President                    None

Robert L. Phillips                  Assistant Vice President                    None

Lauri F. Smith                      Assistant Vice President                    None

Terry W. Thompson, Jr.              Assistant Vice President                    None

Leigh Ann Webster                   Assistant Vice President                    None

Item 28.     Location of Accounts and Records

        State Street Bank and Trust Company        Legg Mason Fund Adviser, Inc.
        P. O. Box 1713                       and   100 Light Street
        Boston, Massachusetts  02105               Baltimore, Maryland  21202

Item 29.     Management Services

              None

Item 30.     Undertakings

              None

                                 SIGNATURE PAGE

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Investment Trust, Inc., has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 2nd day of March, 2005.

                                           LEGG MASON INVESTMENT TRUST, INC.

                                           By:   /s/ Mark R. Fetting
                                                 Mark R. Fetting
                                                 President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                      Title                                      Date

/s/ John F. Curley, Jr.*                       Chairman and Director                      March 2, 2005
John F. Curley, Jr.

/s/ Mark R. Fetting                            President (Principal Executive             March 2, 2005
Mark R. Fetting                                Officer) and Director

/s/ Ruby P. Hearn*                             Director                                   March 2, 2005
Ruby P. Hearn

/s/ Arnold L. Lehman*                          Director                                   March 2, 2005
Arnold L. Lehman

/s/ Robin J.W. Masters*                        Director                                   March 2, 2005
Robin J.W. Masters

/s/ Arthur S. Mehlman*                         Director                                   March 2, 2005
Arthur S. Mehlman

/s/ Jill E. McGovern*                          Director                                   March 2, 2005
Jill E. McGovern

/s/ Jennifer W. Murphy*                        Director                                   March 2, 2005
Jennifer W. Murphy

/s/ G. Peter O'Brien*                          Director                                   March 2, 2005
G. Peter O'Brien

/s/ S. Ford Rowan*                             Director                                   March 2, 2005
S. Ford Rowan

/s/ Robert M. Tarola*                          Director                                   March 2, 2005
Robert M. Tarola

/s/ Marie K. Karpinski                         Vice President and Treasurer               March 2, 2005
Marie K. Karpinski                             (Principal Financial and
                                               Accounting Officer)

* Signatures affixed by Richard M. Wachterman pursuant to a power of attorney dated November 11, 2004, a copy of which is filed herewith.

                                POWER OF ATTORNEY

     I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on Form N-1A):

LEGG MASON CASH RESERVE TRUST          LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.          LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.          LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX-EXEMPT TRUST, INC.      LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND        LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON GROWTH TRUST, INC.          LEGG MASON INVESTMENT TRUST, INC.

     plus any other investment company for which Legg Mason Fund Adviser, Inc. or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, MARIE K. KARPINSKI, , RICHARD M. WACHTERMAN, GREGORY T. MERZ, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                                      DATE

/s/ John F. Curley, Jr.                                        November 11, 2004
John F. Curley, Jr.

/s/ Mark R. Fetting                                            November 11, 2004
Mark R. Fetting

/s/ Ruby P. Hearn                                              November 11, 2004
Ruby P. Hearn

/s/ Arnold L. Lehman                                           November 11, 2004
Arnold L. Lehman

/s/ Robin J.W. Masters                                         November 11, 2004
Robin J.W. Masters

/s/ Jill E. McGovern                                           November 11, 2004
Jill E. McGovern

/s/ Arthur S. Mehlman                                          November 11, 2004
Arthur S. Mehlman

/s/ Jennifer W. Murphy                                         November 11, 2004
Jennifer W. Murphy

/s/ G. Peter O'Brien                                           November 11, 2004
G. Peter O'Brien

/s/ S. Ford Rowan                                              November 11, 2004
S. Ford Rowan

/s/ Robert M. Tarola                                           November 11, 2004
Robert M. Tarola